[GRAPHIC OMITTED]
                                     PILLARS

                                 ANNUAL REPORT
                                 JUNE 30, 2001

                      [LOGO OF NEW COVENANT FUNDS OMITTED]
                               NEW COVENANT FUNDS

NEW COVENANT GROWTH FUND
NEW COVENANT INCOME FUND
NEW COVENANT BALANCED GROWTH FUND
NEW COVENANT BALANCED INCOME FUND

                                                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SHAREHOLDER LETTER ....................................................        2

PORTFOLIO OF INVESTMENTS ..............................................        6

STATEMENTS OF ASSETS AND LIABILITIES ..................................       32

STATEMENTS OF OPERATIONS ..............................................       33

STATEMENTS OF CHANGES IN NET ASSETS ...................................       34

FINANCIAL HIGHLIGHTS ..................................................       36

NOTES TO FINANCIAL STATEMENTS .........................................       38

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholder,

    "THE ART OF PROPHECY IS DIFFICULT, ESPECIALLY WITH RESPECT TO THE FUTURE."

                                                                 MARK TWAIN

For all that is said about long-term trends in the markets, what a difference a year makes in looking at stocks and bonds. Just where did that "new economy" go? Bonds, not stocks, have provided the double-digit returns this past year.

New Covenant Funds have successfully passed their second anniversary with good results versus our benchmark performance indices. Strategic changes of our sub-advisers have no doubt contributed to our success. Implementation of a "core-satellite manager" approach has reduced the need for forecasting growth and value trends.

In the midst of turbulent markets, all New Covenant Funds were in positive territory for the second quarter of 2001, and all funds except the New Covenant Growth Fund (all stocks) provided positive returns for the year ended June 30, 2000, and for the two years ended June 30, 2001.

Over this past year ended June 30, 2001, three of the four New Covenant Funds beat their respective market index benchmarks. Only the New Covenant Income Fund, up +10.31%, missed beating the Lehman Brothers Government/Credit Bond Index +11.13%, and only by less than one percent. Bond returns for the two years annualized show the New Covenant Income Fund returning 6.88% versus 7.67% for the Lehman Brothers benchmark index.

While experiencing a loss during this last fiscal year, the New Covenant Growth Fund lost less than its benchmark, the Wilshire 5000 Total Market Index, by almost four full percentage points: -12.33% versus -16.24% for the index. Additionally, the New Covenant Growth Fund lost only 3.43% annually over the last two years while the index lost 4.79%.

The New Covenant Balanced Growth Fund had a return of -3.01% during the year ended June 30, 2001 versus a loss of 9.37% for its composite benchmark index, and turned in a two-year annualized positive return of +0.98%, ahead of the composite benchmark return of -1.45%. The more conservative Balanced Income Fund (with more bonds than stocks) had a one-year return of 2.08% versus its composite benchmark return of -3.03%, and a two-year annualized return of 3.23% versus 1.50% for the benchmark.

Over the past two years, the New Covenant Funds have honed the "core and satellite" strategy with respect to the all-stock New Covenant Growth Fund. "Core-like" sub-advisers (those that tend to duplicate the stock selection of Wellington Management Company LLP, "the core" manager), John W. Bristol Capital Management and Lazard Freres Asset Management were both released over the past year. Details of these actions were communicated to shareholders via the investment newsletters.

The general configuration of the Growth Fund is now 61% in core sub-adviser Wellington Management Company LLP with roughly 13% in each of three "satellite" sub-advisers comprised of Seneca Capital Management (mid- and large-cap domestic growth stocks), Sound Shore Management, Inc. (mid- and large-cap domestic value stocks), and Capital Guardian Trust Company (Pacific rim, European and other foreign stocks). The New Covenant Income Fund continues its traditional role of providing solid income yields through the active management of a portfolio of quality bonds with an overall quality rating of AA+.

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

The New Covenant Funds are achieving competitive returns while remaining true to the socially responsible principles of the Presbyterian Church (U.S.A). Individuals are finding that these funds are a very viable option for IRA and IRA rollover funds, as well as meeting certain individual investors' personal investment objectives.

We do not intend nor do we attempt to know the future. We do endeavor to select the "best-of-breed" investment managers as sub-advisers to these funds, and configure their responsibilities and use their considerable talents to provide solid, long-term investment results that benefit and support churches and individual gift investment objectives over protracted periods of time. This has been a difficult market to invest in, and the results are modest at best owing to market conditions. However, we believe these funds have a very solid two-year base from which to launch a bright and competitive future.

                                        /S/Dennis Murphy
                                        Dennis J. Murphy
                                        Executive Vice President
                                          and Chief Investment Officer
                                        The NCF Investment Department of
                                          New Covenant Trust Company, N.A.


--------------------------------------------------------------------------------


                            New Covenant Growth Fund
                           TEN LARGEST STOCK HOLDINGS
                                at June 30, 2001

   Security                             Market Value   % of Portfolio    Sector
   --------                             ------------   --------------    ------
   Microsoft Corporation                  17,084,920        2.1%        Computer Services and Software
   Exxon Mobil Corporation                16,807,887        2.1%        Oil & Gas
   Citigroup, Inc.                        15,732,476        1.9%        Financial Services
   Fannie Mae                              9,691,773        1.2%        Financial Services
   Verizon Communications                  9,231,532        1.1%        Telecommunications
   International Business Machines
       Corporation                         9,125,880        1.1%        Technology
   AOL Time Warner, Inc.                   8,662,850        1.1%        Broadcasting and Media
   Pfizer, Inc.                            8,442,740        1.0%        Pharmaceuticals
   American International Group, Inc.      8,156,326        1.0%        Insurance
   Intel Corporation                       7,979,985        1.0%        Technology


TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                  JUNE 30, 2001
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                            NEW COVENANT GROWTH FUND*
                                       VS.
                         THE WILSHIRE 5000 INDEX(DAGGER)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           Growth             Wilshire 5000
                          10,000.00             10,000.00
6/92                      11,057.00             11,806.00
6/93                      12,057.70             12,550.00
6/94                      12,917.40             12,397.00
6/95                      15,165.00             15,088.00
6/96                      18,609.00             18,653.00
6/97                      23,434.30             23,685.00
6/98                      26,902.50             30,078.00
6/99                      29,856.40             35,495.00
6/00                      31,761.30             38,413.00
6/01                      27,845.10             32,174.00

                           1 YEAR      5 YEAR      10 YEAR
                           RETURN**    RETURN**    RETURN**
Growth Fund                -12.33%      8.40%       10.78%
Wilshire 5000 Index        -16.24%     11.51%       12.39%

(DAGGER) WILSHIRE 5000 INDEX
         MEASURES THE PERFORMANCE OF
         ALL U.S. HEADQUARTERED EQUITY
         SECURITIES WITH READILY AVAILABLE
         PRICE DATA.  OVER 7,000
         CAPITALIZATION WEIGHTED SECURITY
         RETURNS ARE USED TO ADJUST
         THE INDEX.

                                  JUNE 30, 2001
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                            NEW COVENANT INCOME FUND*
                                       VS.
          THE LEHMAN BROTHERS INTERMEDIATE GOVT/CORP BOND INDEX(DAGGER)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           Income                Lehman
                          10,000.00             10,000.00
6/92                      11,360.00             11,417.00
6/93                      12,730.00             12,918.00
6/94                      12,595.00             12,730.00
6/95                      13,771.50             14,354.00
6/96                      14,552.30             15,023.00
6/97                      15,755.80             16,187.00
6/98                      17,296.70             18,013.00
6/99                      17,499.00             18,499.00
6/00                      18,120.30             19,299.00
6/01                      19,988.50             21,477.00

                            1 YEAR      5 YEAR      10 YEAR
                            RETURN**    RETURN**    RETURN**
Income Fund                 10.31%      6.55%       7.17%
Lehman Govt./Corp
   Bond Index               11.13%      7.38%       7.93%


(DAGGER) THE LEHMAN BROTHERS INTERMEDIATE
         GOVERNMENT/CORPORATE BOND INDEX IS
         REPRESENTATIVE OF INTERMEDIATE AND
         LONG-TERM GOVERNMENT AND INVESTMENT
         GRADE CORPORATE DEBT SECURITIES.

* THE PERFORMANCE INFORMATION FOR ALL OF THE NEW COVENANT FUNDS REFLECTS PERFORMANCE PRIOR TO THE JULY 1, 1999 INCEPTION DATE OF THE FUNDS. IT REPRESENTS PERFORMANCE RECORDS OF THE PRIVATE POOLS PREVIOUSLY MANAGED BY THE PRESBYTERIAN CHURCH (U.S.A.) FOUNDATION, THE PREDECESSOR ENTITY TO THE ADVISER. THESE PRIVATE POOLS HAD INVESTMENT OBJECTIVES AND POLICIES IN ALL MATERIAL RESPECTS EQUIVALENT TO THOSE OF THE FUNDS. THEY WERE NOT SUBJECT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940 OR THE INTERNAL REVENUE CODE OF 1986, WHICH MAY ADVERSELY AFFECT PERFORMANCE RESULTS. THE PERFORMANCE HAS BEEN RESTATED TO REFLECT THE EXPENSES OF THE FUNDS.

** RETURNS SHOWN ARE AVERAGE ANNUAL RETURNS, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, SHARE PRICES WILL FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES. INCEPTION DATE FOR THE FUNDS IS JULY 1, 1999. BENCHMARK INDICES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE MUTUAL FUNDS, THE PERFORMANCE OF UNMANAGED INDICES ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                  JUNE 30, 2001
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       NEW COVENANT BALANCED GROWTH FUND*
                                       VS.
                            THE BLENDED INDEX(DAGGER)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      Balanced Growth          Blended Index
                          10,000.00             10,000.00
6/92                      11,109.00             11,218.00
6/93                      12,131.00             12,698.00
6/94                      12,504.70             12,530.00
6/95                      14,222.80             14,794.00
6/96                      16,470.00             17,201.00
6/97                      19,589.40             20,686.00
6/98                      22,171.30             25,252.00
6/99                      23,898.50             28,697.00
6/00                      25,124.50             30,767.00
6/01                      24,368.20             27,883.00

                            1 YEAR      5 YEAR      10 YEAR
                            RETURN**    RETURN**    RETURN**
Balanced Growth Fund        -3.01%       8.15%       9.32%
Blended Index               -9.37%      10.14%      10.79%

(DAGGER)THE BLENDED INDEX IS A COMPOSITE
        INDEX COMPOSED OF 60% WILSHIRE 5000
        INDEX AND 40% LEHMAN BROTHERS
        INTERMEDIATE GOVERNMENT/CORPORATE
        BOND INDEX.

                                  JUNE 30, 2001
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       NEW COVENANT BALANCED INCOME FUND*
                                       VS.
                            THE BLENDED INDEX(DAGGER)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     Balanced Income Fund      Blended Index
6/91                      10,000.00             10,000.00
6/92                      11,307.00             11,301.00
6/93                      12,503.30             12,790.00
6/94                      12,719.60             12,613.00
6/95                      14,252.30             14,611.00
6/96                      15,911.30             16,293.00
6/97                      18,154.80             18,812.00
6/98                      20,297.00             22,236.00
6/99                      21,320.00             24,448.00
6/00                      22,258.00             25,989.00
6/01                      22,721.00             25,201.00

                            1 YEAR      5 YEAR      10 YEAR
                            RETURN**    RETURN**    RETURN**
Balanced Income Fund         2.08%       7.38%       8.55%
Blended Index               -3.03%       9.11%       9.68%

(DAGGER)THE BLENDED INDEX IS A COMPOSITE  INDEX COMPOSED OF 65% LEHMAN  BROTHERS
       INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND 35% WILSHIRE 5000 INDEX.

* THE PERFORMANCE INFORMATION FOR ALL OF THE NEW COVENANT FUNDS REFLECTS PERFORMANCE PRIOR TO THE JULY 1, 1999 INCEPTION DATE OF THE FUNDS. IT REPRESENTS PERFORMANCE RECORDS OF THE PRIVATE POOLS PREVIOUSLY MANAGED BY THE PRESBYTERIAN CHURCH (U.S.A.) FOUNDATION, THE PREDECESSOR ENTITY TO THE ADVISER. THESE PRIVATE POOLS HAD INVESTMENT OBJECTIVES AND POLICIES IN ALL MATERIAL RESPECTS EQUIVALENT TO THOSE OF THE FUNDS. THEY WERE NOT SUBJECT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940 OR THE INTERNAL REVENUE CODE OF 1986, WHICH MAY ADVERSELY AFFECT PERFORMANCE RESULTS. THE PERFORMANCE HAS BEEN RESTATED TO REFLECT THE EXPENSES OF THE FUNDS.

** RETURNS SHOWN ARE AVERAGE ANNUAL RETURNS, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, SHARE PRICES WILL FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES. INCEPTION DATE FOR THE FUNDS IS JULY 1, 1999. BENCHMARK INDICES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE MUTUAL FUNDS, THE PERFORMANCE OF UNMANAGED INDICES ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- 95.8%

               ADVERTISING -- 0.0% #
          124  PubliGroupe S.A. ...............................    $     43,899
                                                                   ------------
               AEROSPACE -- 0.6%
      139,600  Honeywell International, Inc. ..................       4,884,604
                                                                   ------------

               AUTOMOTIVE -- 0.7%
       17,600  DaimlerChrysler Holding Corporation(DAGGER) ....         809,145
       76,691  Ford Motor Company .............................       1,882,764
        7,000  Honda Motor Company ............................         307,594
       30,322  Hyundai Motor Company Ltd.(DAGGER) .............         338,089
        9,600  Magna International, Inc. ......................         589,752
       19,400  Michelin (CGDE), Class B .......................         614,382
      176,000  Mitsubishi Motors Corporation(DAGGER) ..........         585,679
       62,000  Nissan Motor Company Ltd.(DAGGER) ..............         428,049
        1,000  Peugeot S.A. (L) ...............................         271,777
       22,000  Suzuki Motor Corporation .......................         292,839
                                                                   ------------
                                                                      6,120,070
                                                                   ------------
               BANKING -- 4.0%
       38,757  ABN AMRO Holdings N.V. .........................         728,822
       40,336  Allied Irish Banks Plc .........................         451,212
       99,717  Australia & New Zealand Banking Group Ltd. .....         859,749
       40,000  Banco Bilbao Vizcaya Argentaria, S.A. ..........         517,961
       21,000  BancWest Corporation ...........................         722,400
       12,700  Bayerische HypoVereinsbank .....................         420,818
       37,500  BB&T Corporation ...............................       1,376,250
       41,990  Commerce Bancshares, Inc. ......................       1,549,431
        3,472  Credit Suisse Group ............................         571,097
        5,500  Deutsche Bank A.G. .............................         394,505
        5,500  First Citizens BancShares, Inc. ................         596,750
       26,600  ForeningsSparbanken AB .........................         308,250
       29,750  Hudson United Bancorp ..........................         758,625
      271,250  Keppel Capital Holdings Ltd. (L) ...............         521,062
      107,276  Lloyds TSB Group Plc ...........................       1,074,911
           29  Mizuho Holdings, Inc.(DAGGER) ..................         134,873
       24,200  M&T Bank Corporation ...........................       1,827,100
       15,000  National Australia Bank (L) ....................         268,174
       29,200  National Bank of Canada (L) ....................         557,986
       96,900  National City Corporation ......................       2,982,582
       90,500  Pacific Century Financial Corporation ..........       2,333,995
       29,000  Sovereign Bancorp, Inc. ........................         377,000
       18,500  SunTrust Banks, Inc. ...........................       1,198,430
       35,000  Svenska Handelsbanken, Series A ................         500,552
           10  UFJ Holdings, Inc. (L) .........................          53,805
       71,000  UnionBanCal Corporation ........................       2,392,700
       36,000  United Overseas Bank Ltd. (L) ..................         227,223
      301,236  U.S. Bancorp ...................................       6,865,169
       18,600  Wachovia Corporation ...........................       1,323,390
        5,200  Webster Financial Corporation ..................         170,456
       48,014  Westpac Banking Corporation Ltd. ...............         354,070
                                                                   ------------
                                                                     32,419,348
                                                                   ------------

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)

               BROADCASTING AND MEDIA -- 2.8%
       55,700  Adelphia Communications Corporation, Class A
                (DAGGER) (L) ..................................    $  2,283,700
      163,450  AOL Time Warner, Inc.(DAGGER) ..................       8,662,850
       33,220  Clear Channel Communications, Inc.(DAGGER) .....       2,082,894
       50,270  Comcast Corporation, Special Class A(DAGGER) ...       2,181,718
       58,100  Entravision Communications Corporation,
                Class A(DAGGER) ...............................         714,630
           29  Fuji Television Network, Inc. ..................         166,731
       52,100  Gannett Company, Inc. ..........................       3,433,390
      138,317  Granada Plc ....................................         290,727
       25,148  News Corporation Ltd. Ord. (L) .................         202,278
        5,015  News Corporation Ltd. ..........................          46,091
        3,200  News Corporation Ltd., Sponsored ADR ...........         118,880
       34,000  Pearson Plc ....................................         561,179
       57,100  Reuters Group Plc ..............................         742,221
       15,800  Scripps (E.W.) Company, Class A ................       1,090,200
                                                                   ------------
                                                                     22,577,489
                                                                   ------------
               CHEMICALS -- 1.3%
       16,900  Ashland, Inc. ..................................         677,690
       22,950  Dow Chemical Company ...........................         763,088
      106,617  du Pont (E.I.) de Nemours & Company ............       5,143,204
      142,000  Engelhard Corporation ..........................       3,662,180
       10,700  Norsk Hydro ASA ................................         453,589
        4,330  Syngenta AG(DAGGER) ............................         227,768
          248  Syngenta AG ADR(DAGGER) ........................           2,678
                                                                   ------------
                                                                     10,930,197
                                                                   ------------
               COMMERCIAL SERVICES -- 0.5%
       24,300  Concord EFS, Inc.(DAGGER) (L) ..................       1,263,842
       87,800  i2 Technologies, Inc.(DAGGER) ..................       1,738,439
       39,100  Manpower, Inc. .................................       1,169,089
                                                                   ------------
                                                                      4,171,370
                                                                   ------------
               COMPUTER SERVICES AND SOFTWARE -- 7.1%
       13,600  Agile Software Corporation(DAGGER) (L) .........         231,200
       43,800  ASM Lithography Holding N.V.(DAGGER) ...........         983,264
       11,000  Autonomy Corporation Plc(DAGGER) ...............          64,289
       37,400  BMC Software, Inc.(DAGGER) .....................         842,996
       17,900  Brocade Communications Systems, Inc.(DAGGER) ...         787,421
       48,860  Citrix Systems, Inc.(DAGGER) ...................       1,705,214
        7,000  Creative Technology Ltd. (L) ...................          59,220
      108,600  Dell Computer Corporation(DAGGER) ..............       2,839,890
       79,400  Dimension Data Holdings Plc(DAGGER) ............         301,911
       56,400  Electronic Data Systems Corporation ............       3,525,000
       19,300  Electronics for Imaging, Inc.(DAGGER) ..........         569,350
       74,170  EMC Corporation ................................       2,154,639
       73,500  Exodus Communications, Inc.(DAGGER) (L) ........         151,410
       67,900  Hewlett-Packard Company ........................       1,941,940
       51,000  Intuit, Inc.(DAGGER) ...........................       2,039,490
       39,500  Lexmark International, Inc.(DAGGER) ............       2,656,375
      137,868  Maxtor Corporation(DAGGER) (L) .................         723,807
            1  McDATA Corporation, Class A(DAGGER) ............              18
      234,040  Microsoft Corporation(DAGGER) ..................      17,084,920
       31,100  NDS Group Plc, Sponsored ADR(DAGGER) ...........       1,054,290
       56,700  Network Appliance, Inc.(DAGGER) (L) ............         776,790


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)

               COMPUTER SERVICES AND SOFTWARE -- (CONTINUED)
       45,640  Openwave Systems, Inc.(DAGGER) .................    $  1,583,708
      146,200  Oracle Corporation(DAGGER) .....................       2,777,800
       21,670  PeopleSoft, Inc.(DAGGER) .......................       1,066,814
       88,840  Peregrine Systems, Inc.(DAGGER) ................       2,576,360
       90,400  Rational Software Corporation(DAGGER) ..........       2,535,720
       36,600  SanDisk Corporation(DAGGER) ....................       1,020,774
       74,600  Sun Microsystems, Inc.(DAGGER) .................       1,172,712
       21,200  SunGard Data Systems, Inc.(DAGGER) .............         636,212
       26,100  VeriSign, Inc.(DAGGER) .........................       1,566,261
       18,610  Veritas Software Corporation(DAGGER) ...........       1,238,123
       19,300  Verity, Inc.(DAGGER) ...........................         385,035
      100,100  Vignette Corporation(DAGGER)                             887,887
                                                                   ------------
                                                                     57,940,840
                                                                   ------------
               CONSTRUCTION AND BUILDING MATERIALS -- 0.6%
       32,200  Bouygues S.A.(DAGGER) (L) ......................       1,089,332
       52,601  CRH Plc ........................................         882,619
       53,800  Gartner Group, Inc., Class A(DAGGER) (L) .......         591,800
        3,466  Holcim Ltd., Class B ...........................         706,126
       50,000  Sekisui House Ltd. .............................         424,585
       32,970  Shaw Group, Inc.(DAGGER) .......................       1,322,097
        3,000  Tostem Corporation (L) .........................          49,314
                                                                   ------------
                                                                      5,065,873
                                                                   ------------
               CONSUMER PRODUCTS -- 2.2%
       20,800  Colgate-Palmolive Company ......................       1,226,992
       21,300  Furniture Brands International, Inc.(DAGGER) ...         596,400
       16,500  Hagemeyer N.V. .................................         318,112
       45,890  Jones Apparel Group, Inc.(DAGGER) ..............       1,982,448
       51,900  Legget & Platt, Inc. ...........................       1,143,357
       98,000  Li & Fung Ltd. .................................         160,825
       13,800  Liz Claiborne, Inc. ............................         696,210
       26,600  NIKE, Inc., Class B ............................       1,116,934
       83,500  Pall Corporation ...............................       1,964,755
       82,700  Procter & Gamble Company .......................       5,276,260
       70,320  Reebok International Ltd.(DAGGER) ..............       2,246,724
      101,000  Unilever N.V. ..................................         852,007
                                                                   ------------
                                                                     17,581,024
                                                                   ------------
               DIVERSIFIED OPERATIONS -- 3.4%
      170,950  Cendant Corporation(DAGGER) ....................       3,333,525
       60,000  Centrica Plc(DAGGER) ...........................         192,022
       58,300  Eaton Corporation ..............................       4,086,830
       72,100  First Data Corporation .........................       4,632,425
       90,500  Hutchison Whampoa Ltd. .........................         913,725
       76,400  Invensys Plc ...................................         145,252
       10,080  Minnesota Mining and Manufacturing Company .....       1,150,128
       24,200  NOVA Corporation(DAGGER) (L) ...................         761,090
       48,270  PerkinElmer, Inc. ..............................       1,328,873
       25,300  SPX Corporation(DAGGER) ........................       3,167,054
       64,500  Swire Pacific Ltd. (L) .........................         334,086
      113,070  Thermo Electron Corporation(DAGGER) ............       2,489,801
       91,890  Tyco International Ltd. ........................       5,008,005
                                                                   ------------
                                                                     27,542,816
                                                                   ------------
                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)

               ELECTRONICS -- 4.6%
      10,800   Advantest Corporation ..........................    $    925,764
       10,200  Aixtron AG(DAGGER) (L) .........................         293,031
       14,600  Amkor Technology(DAGGER) (L) ...................         322,660
       34,640  Applied Materials, Inc.(DAGGER) ................       1,700,823
       68,368  Asustek Computer, Inc. .........................         294,664
       39,500  ATI Technologies, Inc.(DAGGER) .................         369,076
       38,900  Cirrus Logic, Inc.(DAGGER) .....................         895,867
       17,254  Compal Electronics, Inc.(DAGGER) ...............          94,034
       25,700  Credence Systems Corporation(DAGGER) ...........         622,968
       30,100  Cypress Semiconductor Corporation(DAGGER) ......         717,885
       17,500  duPont Photomasks, Inc.(DAGGER) (L) ............         844,375
       56,000  Emerson Electric Company .......................       3,388,000
        6,200  Epcos AG(DAGGER) (L) ...........................         337,897
       32,000  Furukawa Electric Company Ltd. .................         255,312
       23,510  General Motors Corporation, Class H(DAGGER) ....         476,078
        8,100  Hirose Electric Company Ltd. (L) ...............         617,032
       40,000  Hitachi Ltd. ...................................         392,912
        4,100  Hoya Corporation ...............................         259,723
        5,400  Infineon Technologies AG(DAGGER) (L) ...........         126,630
       11,100  Infineon Technologies AG ADR ...................         260,565
       51,240  International Rectifier Corporation(DAGGER) ....       1,747,284
       52,000  JDS Uniphase Corporation(DAGGER) ...............         650,000
      356,000  Johnson Electric Holdings Ltd.(DAGGER) .........         486,089
        1,300  Keyence Corporation ............................         257,999
       40,010  KLA-Tencor Corporation(DAGGER) .................       2,339,385
        3,100  Koninklijke (Royal) Philips Electronics N.V. (L)          81,933
       34,480  Micron Technology, Inc. ........................       1,417,128
       10,100  Murata Manufacturing Company Ltd. ..............         671,390
       88,000  NEC Corporation ................................       1,188,999
        6,000  Nichicon Corporation ...........................          78,374
        7,100  Nintendo Company Ltd. ..........................       1,292,358
       20,500  Phillips Electronics N.V. ......................         543,940
        5,900  Rohm Company Ltd. ..............................         916,863
       22,256  Samsung Electronics ............................       1,745,983
        1,200  Schneider Electric SA(DAGGER) ..................          66,406
       36,200  SCI Systems, Inc.(DAGGER) ......................         923,100
       69,600  Solectron Corporation(DAGGER) ..................       1,273,680
       23,000  Sony Corporation ...............................       1,512,309
        1,400  Sony Corporation, Sponsored ADR ................          92,120
       14,400  STMicroelectronics (L) .........................         500,334
        4,100  STMicroelectronics N.V. ........................         139,400
      113,106  Taiwan Semiconductor Manufacturing Company Ltd.,
                 Sponsored ADR(DAGGER) (L) ....................       1,718,080
       15,000  Taiyo Yuden Company Ltd. (L) ...................         399,327
        3,000  TDK Corporation ................................         139,764
       13,700  Tektronix, Inc.(DAGGER) ........................         371,955
       61,500  Teradyne, Inc.(DAGGER) .........................       2,035,650
       22,200  Tokyo Electron Ltd. ............................       1,343,998
        5,800  Tokyo Seimitsu Company Ltd. ....................         298,581
        8,300  Vitesse Semiconductor Corporation(DAGGER) ......         174,632
                                                                   ------------
                                                                     37,602,357
                                                                   ------------
                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)

               ENERGY -- 2.9%
       61,800  Calpine Corporation(DAGGER) ....................    $  2,336,040
       84,500  Cinergy Corporation ............................       2,953,275
       43,545  Conoco, Inc. ...................................       1,258,451
      107,400  Constellation Energy Group .....................       4,575,240
       50,800  Duke Energy Corporation ........................       1,981,708
       63,030  Dynegy, Inc. ...................................       2,930,895
       28,510  Halliburton Company ............................       1,014,956
       88,150  Kinder Morgan, Inc.(DAGGER) ....................       4,429,538
       18,700  MDU Resources Group, Inc. ......................         591,668
       13,100  Peoples Energy Corporation .....................         526,620
        9,500  Suncor Energy, Inc. ............................         241,632
       27,100  Ultratech Stepper, Inc.(DAGGER) ................         695,115
       12,400  WGL Holdings, Inc. .............................         336,164
                                                                   ------------
                                                                     23,871,302
                                                                   ------------
               ENTERTAINMENT AND LEISURE -- 0.2%
       42,800  Disney (Walt) Company ..........................       1,236,492
       22,300  Six Flags, Inc.(DAGGER) ........................         469,192
                                                                   ------------
                                                                      1,705,684
                                                                   ------------
               FINANCIAL SERVICES -- 11.6%
        1,200  ACOM Company, Ltd.(DAGGER) .....................         105,942
        5,350  AIFUL Corporation(DAGGER) (L) ..................         482,620
       91,550  Ambac Financial Group, Inc. ....................       5,328,210
       69,100  American General Corporation ...................       3,209,695
       43,430  Capital One Financial Corporation ..............       2,605,800
      297,738  Citigroup, Inc. ................................      15,732,476
       47,000  Daiwa Securities Group, Inc.(DAGGER) ...........         491,821
       84,500  Equifax, Inc. ..................................       3,099,460
      113,820  Fannie Mae .....................................       9,691,773
       89,000  Freddie Mac ....................................       6,230,000
        5,100  Goldman Sachs Group, Inc. ......................         437,580
       63,500  Halifax Group Plc ..............................         735,090
       51,000  HongKong Land ..................................          91,800
       10,900  ING Groep N.V., CVA Shares .....................         713,112
       12,500  Investment Technology Group, Inc.(DAGGER) ......         628,625
        8,100  Irish Life & Permanent Plc .....................          94,728
      154,400  J.P. Morgan Chase & Company ....................       6,886,240
       10,000  Kokusai Securities Company, Ltd. (L) ...........          72,969
       10,800  Legg Mason, Inc. ...............................         537,408
       93,700  MBIA, Inc. .....................................       5,217,216
       81,800  Merrill Lynch & Company, Inc. ..................       4,846,650
       15,600  Metris Companies, Inc. .........................         525,876
       84,110  MGIC Investment Corporation ....................       6,109,750
       39,900  Morgan Stanley Dean Witter & Company ...........       2,562,777
       28,000  Nomura Securities Company Ltd. .................         536,605
        2,400  Orix Corporation ...............................         233,438
       27,200  People's Bank ..................................         634,032
        3,700  Promise Company Ltd. ...........................         304,996
   51,000,000  Sanwa International Finance Ltd.(DAGGER) .......         366,009
       43,400  SPDR Trust Series 1(L) .........................       5,320,840
       22,000  Tucker Anthony Sutro Corporation ...............         484,000
        2,000  UBS AG (L) .....................................         286,669
      143,800  Washington Mutual, Inc. ........................       5,399,690

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)

               FINANCIAL SERVICES -- (CONTINUED)
       96,680  Wells Fargo Company ............................    $  4,488,852
                                                                   ------------
                                                                     94,492,749
                                                                   ------------
               FOOD AND BEVERAGES -- 2.8%
       41,000  Coca-Cola Company ..............................       1,845,000
       30,000  Compass Group Plc ..............................         240,397
      137,600  ConAgra Foods, Inc. ............................       2,725,856
        3,200  Danone (L) .....................................         439,589
       76,000  Kellogg Company ................................       2,204,000
      216,200  Kroger Company(DAGGER) .........................       5,405,000
       20,000  Lance, Inc. ....................................         270,000
        2,700  Nestle S.A., Registered Shares .................         574,116
       52,400  Pepsi Bottling Group, Inc. .....................       2,101,240
      137,200  PepsiCo, Inc. ..................................       6,064,240
       34,000  Tate & Lyle Plc ................................         134,070
       74,937  Tesco Plc ......................................         270,694
       13,500  United Natural Foods, Inc.(DAGGER) .............         282,825
                                                                   ------------
                                                                     22,557,027
                                                                   ------------
               FORESTRY AND PAPER PRODUCTS -- 1.1%
       24,700  Bowater, Inc. ..................................       1,105,078
      102,100  Kimberly-Clark Corporation .....................       5,707,390
       27,000  Sumitomo Forestry ..............................         172,119
       23,700  Temple-Inland, Inc. ............................       1,262,973
       16,400  UPM-Kymmene Oyj (L) ............................         464,060
        5,700  Weyerhaeuser Company ...........................         313,329
                                                                   ------------
                                                                      9,024,949
                                                                   ------------
               HEALTH SERVICES -- 2.9%
      166,970  HCA-The Healthcare Corporation .................       7,545,374
       28,800  Health Net, Inc.(DAGGER) .......................         501,120
      127,500  HEALTHSOUTH Corporation(DAGGER) ................       2,036,175
       52,640  Laboratory Corporation of America Holdings(DAGGER)     4,048,016
       68,600  McKesson HBOC, Inc. ............................       2,546,432
       29,480  Novartis AG, Registered Shares .................       1,067,450
       24,000  Sankyo Company Ltd. ............................         433,005
      110,950  Tenet Healthcare Corporation(DAGGER) ...........       5,723,911
                                                                   ------------
                                                                     23,901,483
                                                                   ------------
               INSURANCE -- 4.1%
       76,300  ACE Ltd.(DAGGER) ...............................       2,982,567
       63,293  Aegon N.V. .....................................       1,783,451
        1,700  Allianz AG(DAGGER) (L) .........................         496,669
       63,800  Allstate Corporation ...........................       2,806,562
       94,841  American International Group, Inc. .............       8,156,326
       83,000  Aon Corporation ................................       2,905,000
       29,200  Assicurazioni Generali S.p.A. (L) ..............         878,466
           28  Berkshire Hathaway, Inc., Class A(DAGGER) ......       1,943,200
       19,000  Cigna Corporation ..............................       1,820,580
       34,100  Hartford Financial Services Group, Inc. ........       2,332,440
       10,800  Marsh & McLennan Companies, Inc. ...............       1,090,800
       45,000  Mitsui Marine and Fire Insurance Company Ltd. ..         230,214
      110,000  Oxford Health Plans, Inc.(DAGGER) ..............       3,146,000
       46,600  Prudential Plc .................................         565,047
       25,000  Reinsurance Group of America, Inc. (L) .........         947,500

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)

               INSURANCE -- (CONTINUED)
          362  Swiss Re (L) ...................................    $    723,799
       12,100  Trigon Healthcare, Inc.(DAGGER) ................         784,685
                                                                   ------------
                                                                     33,593,306
                                                                   ------------
               MACHINERY AND EQUIPMENT -- 0.9%
       40,800  Caterpillar, Inc. ..............................       2,042,040
       17,600  C&D Technologies, Inc. .........................         545,599
       40,000  Deere & Company ................................       1,513,999
       23,000  Dover Corporation ..............................         865,949
       32,300  Illinois Tool Works, Inc. ......................       2,044,589
       15,000  Ushio, Inc. ....................................         205,798
                                                                   ------------
                                                                      7,217,974
                                                                   ------------
               MANUFACTURING -- 1.1%
       32,270  American Standard Companies, Inc.(DAGGER) ......       1,939,427
       29,700  Assa Abloy AB, Class B (L) .....................         424,754
       15,000  BIC S.A. (L) ...................................         546,605
       29,700  International Flavors & Fragrances, Inc. .......         746,361
       56,000  Nikon Corporation ..............................         531,666
       12,000  Pechiney International .........................         610,164
       14,500  Siemens AG NPV, Registered Shares ..............         890,882
       54,160  Stanley Works ..................................       2,268,221
       15,000  THK Company Ltd.(DAGGER) (L) ...................         282,054
      143,000  Toray Industries, Inc. .........................         571,037
                                                                   ------------
                                                                      8,811,171
                                                                   ------------
               MEDICAL PRODUCTS -- 3.0%
       62,200  Baxter International, Inc. .....................       3,047,800
       22,500  Beckman Coulter, Inc. ..........................         917,999
       57,700  Becton, Dickinson and Company ..................       2,065,083
      112,000  Boston Scientific Corporation(DAGGER) ..........       1,904,000
       17,735  Cardinal Health, Inc. ..........................       1,223,715
       16,100  Dentsply International, Inc. ...................         714,035
       26,200  Gene Logic, Inc.(DAGGER) (L) ...................         571,160
       39,672  Genzyme Corporation(DAGGER) ....................       2,419,992
      140,320  Johnson & Johnson Company ......................       7,016,000
        3,900  MDS, Inc. ......................................          44,201
       22,600  Precision Castparts Corporation ................         845,692
       30,400  Sanofi-Synthelabo S.A. .........................       1,996,592
       64,000  Triad Hospitals, Inc.(DAGGER) ..................       1,886,080
                                                                   ------------
                                                                     24,652,349
                                                                   ------------
               METALS AND MINING -- 0.6%
        4,800  Alcan Aluminium Ltd. ...........................         201,792
       49,200  Alcoa, Inc. ....................................       1,938,480
       79,300  BHP Ltd., Sponsored ADR (L) ....................         420,244
      104,462  BHP Ltd. (L) ...................................         893,803
       46,000  Freeport-McMoRan Copper & Gold, Inc., Class B(DAGGER)    508,300
       12,000  Inco Ltd.(DAGGER) ..............................         207,120
       14,300  Stillwater Mining Company(DAGGER) ..............         418,275
       92,000  WMC Ltd.(DAGGER) ...............................         449,538
                                                                   ------------
                                                                      5,037,552
                                                                   ------------
                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)

               MISCELLANEOUS -- 0.4%
       37,700  Hays Plc(DAGGER) ...............................     $    97,293
       27,700  Herman Miller, Inc. ............................         670,340
       38,200  KPMG Consulting, Inc.(DAGGER) ..................         586,370
       21,200  Robert Half International, Inc.(DAGGER) ........         527,668
          305  SGS Holdings ...................................          55,177
      240,000  Shangri-La Asia Ltd. ...........................         212,313
        9,000  Shin Etsuchem Company ..........................         330,527
       18,500  UTD Pan Europe(DAGGER) .........................          47,034
       74,700  WebMD Corporation(DAGGER) ......................         522,900
                                                                   ------------
                                                                      3,049,622
                                                                   ------------
               OIL & GAS -- 5.6%
       45,100  Chevron Corporation ............................       4,081,550
       35,680  Devon Energy Corporation .......................       1,873,200
       33,320  Diamond Offshore Drilling, Inc. (L) ............       1,101,226
      105,500  El Paso Corporation ............................       5,542,970
       77,850  ENI S.p.A., Sponsored ADR (L) ..................         950,025
      192,420  Exxon Mobil Corporation ........................      16,807,887
       36,600  Helmerich & Payne, Inc. ........................       1,128,012
       13,500  Kinder Morgan Management, LLC(DAGGER) ..........         924,750
        6,200  Lukoil, Sponsored ADR (L) ......................         295,864
       69,400  Nabors Industries, Inc.(DAGGER) ................       2,581,680
       55,100  Rowan Companies, Inc.(DAGGER) ..................       1,217,710
       70,950  Santa Fe International Corporation .............       2,057,550
       55,000  Statoil ASA, Sponsored ADR(DAGGER) .............         406,766
       24,300  Texaco, Inc. ...................................       1,618,380
       17,230  Tosco Corporation ..............................         758,982
       11,300  Transocean Sedco Forex, Inc. ...................         466,125
       28,570  Valero Energy Corporation ......................       1,050,805
       68,370  Weatherford International, Inc.(DAGGER) ........       3,281,760
                                                                   ------------
                                                                     46,145,242
                                                                   ------------
               PHARMACEUTICALS -- 7.5%
      114,900  Abbott Laboratories ............................       5,516,349
       29,300  Allergan, Inc. .................................       2,505,150
       77,500  American Home Products Corporation .............       4,529,100
       34,380  AstraZeneca Plc, Sponsored ADR .................       1,604,067
       42,370  AstraZeneca Plc (L) ............................       1,961,072
       47,400  Bristol-Myers Squibb Company ...................       2,479,020
       13,700  Cephalon, Inc.(DAGGER) (L) .....................         965,850
       37,000  Chugai Pharmaceutical Company, Ltd. (L) ........         562,818
       13,800  Gilead Sciences, Inc.(DAGGER) ..................         803,022
        9,000  GlaxoSmithKline Plc(DAGGER) ....................         253,494
       44,960  IDEC Pharmaceuticals Corporation(DAGGER) .......       3,043,342
      149,100  Immunex Corporation(DAGGER) ....................       2,646,525
       41,700  Lilly (Eli) & Company ..........................       3,085,800
      116,700  Merck & Company, Inc. ..........................       7,458,297
       95,000  Mylan Laboratories, Inc. .......................       2,672,350
      210,805  Pfizer, Inc. ...................................       8,442,740
      112,300  Pharmacia Corporation ..........................       5,160,185
       34,900  Regeneron Pharmaceuticals, Inc.(DAGGER) ........       1,209,285
        7,200  Roche Holdings AG ..............................         519,009
      117,800  Schering-Plough Corporation ....................       4,269,072

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

               PHARMACEUTICALS -- (CONTINUED)
       46,000  Shionogi & Company Ltd. ........................    $    959,025
       13,000  Shire Pharmaceuticals Group Plc(DAGGER) ........         236,904
        6,000  Yamanouchi Pharmaceutical Company Ltd. .........         168,391
                                                                   ------------
                                                                     61,050,867
                                                                   ------------
               PRINTING AND PUBLISHING -- 0.4%
       30,900  Knight-Ridder, Inc. (L) ........................       1,832,370
       29,968  Singapore Press Holdings Ltd. ..................         328,957
       21,300  Thomson Corporation ............................         718,608
        6,000  VNU N.V., Sponsored ADR(DAGGER) (L) ............         203,388
                                                                   ------------
                                                                      3,083,323
                                                                   ------------
               REAL ESTATE -- 0.8%
       18,600  Archstone Communities Trust ....................         479,508
      124,000  Cheung Kong Holdings Ltd. ......................       1,351,317
       50,400  Equity Office Properties Trust .................       1,594,152
       32,600  Equity Residential Properties Trust ............       1,843,530
        1,900  Land Securities Plc ............................          23,386
       40,000  Mitsui Fudosan Company Ltd. ....................         431,080
        8,200  Spieker Properties, Inc. .......................         491,590
       46,000  Sumitomo Realty & Development Company Ltd. .....         273,691
                                                                   ------------
                                                                      6,488,254
                                                                   ------------
               RESTAURANTS -- 0.3%
       55,900  Brinker International, Inc.(DAGGER) ............       1,445,015
       40,990  McDonald's Corporation .........................       1,109,189
                                                                   ------------
                                                                      2,554,204
                                                                   ------------
               RETAIL -- 5.3%
       17,200  99 Cents Only Stores(DAGGER) (L) ...............         515,140
       20,900  American Eagle Outfitters, Inc.(DAGGER) ........         736,516
       88,300  Bed Bath & Beyond, Inc.(DAGGER) ................       2,754,960
        5,300  Carrefour SA ...................................         280,718
       22,732  Coach, Inc.(DAGGER) ............................         864,953
       37,400  CVS Corporation ................................       1,443,640
      162,300  Dollar General Corporation .....................       3,164,850
       43,500  Dollar Tree Stores, Inc.(DAGGER) ...............       1,211,040
       40,300  Family Dollar Stores, Inc. .....................       1,032,889
      121,790  Home Depot, Inc. ...............................       5,669,325
       15,000  Hot Topic, Inc.(DAGGER) (L) ....................         466,500
       15,100  Industria de Diseno Textil, S.A.(DAGGER) .......         241,214
       32,000  Jusco Company Ltd. .............................         705,637
       20,700  Longs Drug Stores Corporation ..................         446,085
       43,500  Lowe's Companies, Inc. .........................       3,155,925
       51,000  Marks & Spencer Plc ............................         188,177
       21,100  Metro AG (L) ...................................         788,918
       39,700  Pier 1 Imports, Inc. ...........................         456,550
      166,260  Rite Aid Corporation(DAGGER) ...................       1,496,340
       82,900  Safeway, Inc.(DAGGER) ..........................       3,979,200
      137,000  Staples, Inc.(DAGGER) ..........................       2,190,630
       31,470  Target Corporation .............................       1,088,862
       52,620  Tiffany & Company ..............................       1,905,896
       57,500  TJX Companies, Inc. ............................       1,832,525
       19,600  Too, Inc.(DAGGER) ..............................         537,040
       43,000  Venator Group, Inc. ............................         657,900
      110,060  Wal-Mart Stores, Inc. ..........................       5,370,927
                                                                   ------------
                                                                     43,182,357
                                                                   ------------
                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)

               TECHNOLOGY -- 4.0%
      339,300  Cisco Systems, Inc.(DAGGER) ....................     $ 6,175,259
      122,800  Compaq Computer Corporation ....................       1,902,172
        4,000  Creative Technologies Corporation(DAGGER) ......          33,590
       40,014  Datacraft Asia Ltd.(DAGGER) (L) ................         163,257
       13,400  Helix Technology Corporation ...................         408,432
      272,820  Intel Corporation ..............................       7,979,985
       80,760  International Business Machines Corporation ....       9,125,880
       15,000  Macromedia, Inc.(DAGGER) .......................         270,000
       74,000  Texas Instruments, Inc. ........................       2,331,000
       61,800  United Technologies Corporation ................       4,527,468
                                                                   ------------
                                                                     32,917,043
                                                                   ------------
               TELECOMMUNICATIONS -- 8.3%
       51,400  Acterna Corporation(DAGGER) (L) ................         565,400
       37,000  Allegiance Telecom, Inc.(DAGGER) ...............         554,630
       32,300  America Movil S.A. de C.V., ADR, Series L ......         673,778
      319,100  AT & T Corporation .............................       5,581,059
       96,400  AT & T Corporation(DAGGER) .....................       2,120,800
       17,400  Broadwing, Inc.(DAGGER) ........................         425,430
       15,800  Cable & Wireless Plc (L) .......................          93,065
      191,000  Cable & Wireless Optus(DAGGER) (L) .............         361,427
      163,000  China Mobile Ltd.(DAGGER) ......................         858,907
       10,200  CIENA Corporation(DAGGER) ......................         387,600
      126,650  Crown Castle International Corporation(DAGGER) .       2,077,060
        8,600  Deutsche Telekom AG(DAGGER) ....................         196,195
      121,020  EchoStar Communications Corporation, Class A(DAGGER)   3,923,468
       90,000  Ericsson (LM) Telefonaktiebolaget, Class A .....         492,504
        1,200  Ericsson (LM) Telefonaktiebolaget, Sponsored ADR (L)       6,504
        5,000  Matsushita Communication Industrial Company, Ltd.        227,728
       11,500  Mitel Corporation(DAGGER) ......................         117,758
      104,000  Motorola, Inc. .................................       1,722,240
       30,000  National Grid Group Plc(DAGGER) ................         221,385
       65,000  Nextel Communications, Inc., Class A(DAGGER) ...       1,137,500
      105,890  Nextel Partners, Inc., Class A(DAGGER) .........       1,643,413
           38  Nippon Telegraph & Telephone Corporation .......         198,060
       98,100  Nokia Oyj ......................................       2,225,519
       13,500  Nokia Oyj, Sponsored ADR .......................         297,540
       45,800  Nortel Networks Corporation ....................         416,322
          124  NTT Mobile Communications Network, Inc.(DAGGER)        2,157,646
      219,000  Olivetti S.p.A. (L) ............................         387,886
       47,000  Portugal Telecom S.A. ..........................         167,286
       26,800  QUALCOMM, Inc.(DAGGER) .........................       1,567,264
      104,950  Qwest Communications International, Inc.(DAGGER)       3,344,757
       46,400  REMEC, Inc.(DAGGER) ............................         575,360
      130,170  SBC Communications, Inc. .......................       5,214,610
       25,500  Societe Television Francaise 1 (L) .............         744,680
       74,200  Sonus Networks, Inc.(DAGGER) (L) ...............       1,733,312
      176,300  Sprint Corporation .............................       3,765,768
        1,992  Swisscom AG ....................................         474,576
       52,900  Tekelec(DAGGER) (L) ............................       1,433,590
       40,000  Telecel-Comunicacoes Pessoais S.A. .............         327,116
       52,800  Telecom Italia S.p.A. (L) ......................         315,415
       18,336  Telefonica C.A.(DAGGER) ........................         226,246

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)

               TELECOMMUNICATIONS -- (CONTINUED)
        6,529  Telefonica S.A.(DAGGER) (L) ....................    $    243,140
       33,400  Telefonos de Mexico, S.A. (L) ..................       1,172,006
       19,000  Telephone and Data Systems, Inc. ...............       2,066,250
      172,552  Verizon Communications .........................       9,231,532
    1,377,268  Vodafone AirTouch Plc ..........................       3,054,880
      237,300  WorldCom, Inc.(DAGGER) .........................       3,369,660
                                                                   ------------
                                                                     68,098,272
                                                                   ------------
               TRANSPORTATION -- 1.6%
       45,800  AirTran Holdings, Inc.(DAGGER) .................         480,900
       37,900  AMR Corporation(DAGGER) ........................       1,369,327
       12,700  Atlas Air, Inc.(DAGGER) ........................         179,832
       94,300  Burlington Northern Santa Fe Corporation .......       2,845,031
        1,500  Canadian National Railway ......................          60,708
       11,500  Continental Airlines, Inc., Class B(DAGGER) ....         566,374
       81,600  Delta Air Lines, Inc. ..........................       3,596,928
        5,900  Fuji Warehouse and Transportation(DAGGER) ......         346,781
       76,000  Japan Airlines Company Ltd.(DAGGER) (L) ........         244,375
       52,200  Mesa Air Group, Inc.(DAGGER) ...................         644,670
      130,100  Shell Transport & Trading Company ..............       1,082,829
       36,000  Singapore Airlines Ltd. ........................         248,957
       59,000  Tokyu Corporation (L) ..........................         321,706
       34,500  USFreightways Corporation ......................       1,017,750
                                                                   ------------
                                                                     13,006,168
                                                                   ------------
               UTILITIES -- 1.9%
       48,000  BellSouth Corporation ..........................       1,932,960
      104,000  CenturyTel, Inc. ...............................       3,151,200
      197,000  Citizens Communications Company(DAGGER) ........       2,369,910
       67,237  Exelon Corporation .............................       4,311,237
       18,700  FPL Group, Inc. ................................       1,125,927
           33  KDDI Corporation (L) ...........................         154,005
       57,300  Pinnacle West Capital Corporation ..............       2,716,020
                                                                   ------------
                                                                     15,761,259
                                                                   ------------
               WASTE MANAGEMENT -- 0.7%
      165,500  Republic Services, Inc.(DAGGER) ................       3,285,175
       73,000  Waste Management, Inc. .........................       2,249,860
                                                                   ------------
                                                                      5,535,035
                                                                   ------------

               Total Common Stock
                  (Cost $830,343,684). ........................     782,617,079
                                                                   ------------

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- 0.0%#

               FINANCIAL SERVICES-- 0.0%#
  35,000,000   TTB Finance Cayman Ltd.
                  0.750% due 09/29/2049 .......................    $    311,523
                                                                   ------------
               Total Corporate Fixed Income Securities
                  (Cost $341,358) .............................         311,523
                                                                   ------------
REPURCHASE AGREEMENTS -- 4.2%

  11,156,000      Agreement with State Street Bank, 3.80% to be
                  repurchased at $11,159,533 on 07/02/2001,
                  collateralized by $7,000,000 and $3,875,000
                  Federal National Mortgage Association 8.257%
                  and 7.500% due 09/01/2027 and 04/01/2028,
                  market values $6,860,000 and $ 3,797,500,
                  respectively; collateralized by $745,000
                  Government National Mortgage Association 7.000%
                  due 01/15/2027, market value $730,100 .......      11,156,000

                                                                   ------------
  22,873,000      Agreement with State Street Bank, 3.80% to be
                  repurchased at $22,880,243 on 07/02/2001,
                  collateralized by $22,715,000 and $1,095,000
                  Federal National Mortgage Association 6.000%
                  and 7.500% due 06/01/2006 and 04/01/2028,
                  market value $22,260,700 and $1,073,100,
                  respectively. ...............................      22,873,000
                                                                   ------------
               Total Repurchase Agreements
                  (Cost $34,029,000)                                 34,029,000
                                                                   ------------
TOTAL INVESTMENTS
(Cost $864,714,042) ...................................   100.0%   $816,957,602

OTHER ASSETS AND LIABILITIES (NET) ....................    0.0%#        (56,295)
                                                         ------    ------------
NET ASSETS ............................................  100.0%    $816,901,307
                                                         ======    ============

----------------------------------------------------------------
*      Principal amount is stated in the currency of the country
       in which the security is denominated.
(DAGGER) Non-income producing security.
#      Amount less than 0.1%.
(L) Securities lending -- securities in whole or part on loan at June 30, 2001.

ABBREVIATIONS:
ADR  -- American Depository Receipt
Ord. -- Ordinary

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
     Principal                                                           Value
      Amount*                                                           (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- 37.4%

               Adelphia Communications Corporation
     175,000      9.250% due10/01/2002 ........................    $    175,000
     100,000      8.125% due 07/15/2003 .......................          96,500
     250,000      10.875% due 10/01/2010 ......................         251,875
               AES Corporation
     975,000      8.875% due 02/15/2011 .......................         950,625
               Ahold Finance USA, Inc.
   2,900,000      6.250% due 05/01/2009 .......................       2,770,486
               Albertson's, Inc.
   1,050,000      8.000% due 05/01/2031 .......................       1,042,062
               Alcoa, Inc.
   1,900,000      6.500% due 06/15/2018 .......................       1,794,265
               Allied Waste North America, Inc.
     125,000      7.375% due 01/01/2004 .......................         123,125
     200,000      7.625% due 01/01/2006 .......................         198,750
     375,000      8.875% due 04/01/2008(DAGGER)(DAGGER) .......         383,438
     300,000      10.000% due 08/01/2009 ......................         308,250
               American General Finance Corporation
   2,575,000      6.860% due 11/22/2002 .......................       2,650,435
               Amvescap Plc
   1,125,000      6.600% due 05/15/2005 .......................       1,123,914
               Anadarko Petroleum Corporation
     600,000      7.200% due 03/15/2029 .......................         585,996
               AOL Time Warner, Inc.
   1,500,000      6.750% due 04/15/2011 .......................       1,472,070
               Archer-Daniels-Midland Company
   1,600,000      7.000% due 02/01/2031 .......................       1,557,312
               AT&T Corporation
   1,495,000      6.500% due 03/15/2029 .......................       1,272,873
               AT&T Corporation-Liberty Media Corporation
     150,000      8.250% due 02/01/2030 .......................         128,829
               Avalonbay Communities, Inc.
   1,200,000      6.625% due 01/15/2005 .......................       1,207,788
               Bank of New York Company, Inc.
   3,360,000      6.625% due 06/15/2003 .......................       3,470,746
               BB&T Corporation
   1,650,000      6.375% due 06/30/2005 .......................       1,645,050
               Beckman Coulter, Inc.
     625,000      7.450% due 03/04/2008 .......................         622,988
               BellSouth Telecommunications, Inc.
   1,180,000      6.375% due 06/01/2028 .......................       1,049,480
               BRE Properties, Inc.
   1,125,000      7.125% due 02/15/2013 .......................       1,092,285
               British Sky Broadcasting Group Plc
     525,000      8.200% due 07/15/2009 .......................         519,099
               British Telecommunications Plc
   1,050,000      8.625% due 12/15/2030 .......................       1,139,376
               Buckeye Technologies, Inc.
     450,000      8.500% due 12/15/2005 .......................         446,625
     250,000      8.000% due 10/15/2010 .......................         236,250
               Cabot Industrial Properties
   1,175,000      7.125% due 05/01/2004 .......................       1,189,981
               Calpine Canada Energy Finance
     200,000      8.500% due 05/01/2008 .......................         194,992


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
     Principal                                                           Value
      Amount*                                                           (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)

               Caterpillar Financial Services
   2,000,000      6.090% due 03/01/2004 .......................    $  2,042,014
               Charter Communications Holdings, LLC
     775,000      8.250% due 04/01/2007 .......................         724,625
     200,000      10.750% due 10/01/2009 ......................         207,500
     150,000      11.750% due 01/15/2010 ......................         100,500
               Chattem, Inc.
     144,000      8.875% due 04/01/2008 .......................         132,480
               Citibank Credit Card Issuance Trust
   1,050,000      7.450% due 09/15/2007 .......................       1,083,763
               City National Bank
   2,000,000      6.375% due 01/15/2008 .......................       1,859,700
               CMS Energy Corporation
     150,000      9.875% due 10/15/2007 .......................         158,318
               Coca-Cola Enterprises, Inc.
   3,175,000      6.750% due 01/15/2038 .......................       2,977,864
               Colt Telecom Group Plc
     275,000      2.000% due 03/29/2006 .......................         163,679
     125,000      12.000% due 12/15/2006** ....................         122,500
     100,000      2.000% due 12/16/2006 .......................          54,059
      65,000      7.625% due 07/31/2008 .......................          21,968
               Commonwealth Bank of Australia
     950,000      8.500% due 06/01/2010 (L) ...................       1,060,571
               Conmed Corporation
     225,000      9.000% due 03/15/2008 .......................         218,250
               Conseco, Inc.
      75,000      6.800% due 06/15/2005 .......................          66,000
     300,000      9.000% due 10/15/2006 (L) ...................         277,500
   1,575,000      7.210% due 02/01/2032 .......................       1,632,094
               Consolidated Natural Gas Company
   1,050,000      6.850% due 04/15/2011 .......................       1,035,867
               Cox Communications, Inc.
   1,375,000      7.500% due 08/15/2004 .......................       1,424,074
     730,000      6.400% due 08/01/2008 .......................         710,451
               Cox Radio, Inc.
     725,000      6.625% due 02/15/2006 .......................         721,535
               Credit Suisse First Boston, Inc.
   2,255,000      7.290% due 09/15/2041 .......................       2,352,500
               CSC Holdings, Inc.
     400,000      8.125% due 08/15/2009 .......................         395,948
               CSX Corporation
   2,000,000      7.250% due 05/01/2004 .......................       2,071,440
               Daimler Chrysler North American Holdings
   2,000,000      6.900% due 09/01/2004 .......................       2,042,380
   1,110,000      7.200% due 09/01/2009 .......................       1,103,185
               Delphi Automotive Systems Corporation
   1,800,000      6.125% due 05/01/2004 .......................       1,802,394
               Delta Air Lines, Inc.
     375,000      7.900% due 12/15/2009 (L) ...................         360,990
               Dime Bancorp, Inc.
      75,000      9.000% due 12/19/2002 .......................          77,711
               Dow Chemical Company
   2,250,000      7.375% due 11/01/2029 .......................       2,308,590
               DTE Energy Company
   1,000,000      7.050% due 06/01/2011 .......................       1,010,610

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
     Principal                                                           Value
      Amount*                                                           (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
               Duke Realty LP
     335,000      6.875% due 03/15/2005 .......................    $    339,402
     350,000      6.950% due 03/15/2011 .......................         343,931
   1,265,000      7.050% due 03/01/2016 .......................       1,289,098
               EdperBrascan Corporation
   1,200,000      7.125% due 12/16/2003 .......................       1,199,856
               Elizabeth Arden, Inc.
     150,000      11.750% due 02/01/2011 ......................         160,125
               El Paso Corporation
   1,645,000      7.000% due 05/15/2011 .......................       1,583,247
               Enron Corporation
   1,900,000      7.375% due 05/15/2019 .......................       1,866,541
               EOP Operating LP
   3,150,000      6.500% due 06/15/2004 .......................       3,202,227
     300,000      6.763% due 06/15/2007 .......................         297,474
   1,600,000      6.800% due 01/15/2009 .......................       1,572,416
               ERP Operating LP
     700,000      6.950% due 03/02/2011 .......................         695,114
               Exide Holdings S.A.
     400,000      9.125% due 04/15/2004(DAGGER)(DAGGER) .......         147,320
     350,000      10.000% due 04/15/2005 (L) ..................         299,250
               Federal Express Corporation
   2,147,687      6.720% due 01/15/2022 .......................       2,134,586
               Firstar Bank
   3,450,000      7.125% due 12/01/2009 .......................       3,554,156
               First Union Corporation
   2,650,000      7.500% due 07/15/2006 .......................       2,799,725
               Ford Motor Credit Company
     525,000      6.700% due 07/16/2004 .......................         537,542
   1,375,000      6.875% due 02/01/2006 .......................       1,401,648
   5,535,000      5.800% due 01/12/2009 .......................       5,106,314
     500,000      7.375% due 02/01/2011 .......................         506,565
               Fox Sports Networks LLC
     350,000      9.750% due 08/15/2007** (L) .................         329,000
               General Motors Acceptance Corporation
   1,570,000      5.850% due 01/14/2009 .......................       1,475,502
               General Motors Corporation
   1,475,000      7.200% due 01/15/2011 .......................       1,496,815
     615,000      8.800% due 03/01/2021 .......................         698,191
               Georgia Power Company
   1,400,000      6.200% due 02/01/2006 .......................       1,403,500
               GH Water Supply Holdings Ltd.
     111,000      7.000% due 06/22/2008(DAGGER)(DAGGER) .......          96,293
               Global Crossing Ltd.
     500,000      8.700% due 08/01/2007(DAGGER)(DAGGER) .......         382,500
               Goldman Sachs Group, Inc.
   2,525,000      6.875% due 01/15/2011 .......................       2,516,592
               Green Tree Financial Corporation
   1,200,000      6.060% due 04/01/2018 .......................       1,198,500
     850,000      7.240% due 11/15/2028 .......................         813,875
     525,000      6.980% due 09/01/2030 .......................         487,100
               GS Escrow Corporation
     300,000      7.125% due 08/01/2005 .......................         291,990
               Guangdong Alliance Ltd.
      31,316      8.000% due 01/01/2005 .......................           2,208


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
     Principal                                                           Value
      Amount*                                                           (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)

               Guangdong Asset Management Ltd.
      40,728      5.000% due 12/22/2005(DAGGER)(DAGGER) .......    $     13,033
               HCA - The Healthcare Company
     350,000      8.750% due 09/01/2010 .......................         371,875
               Host Marriott Corporation
     400,000      8.375% due 02/15/2006 (L) ...................         391,000
               Household Automotive Trust
   2,550,000      5.570% due 11/19/2007 .......................       2,557,372
               Household Finance Corporation
   2,490,000      5.875% due 09/25/2004 .......................       2,504,044
               Ingersoll-Rand Company
   2,275,000      6.443% due 11/15/2027 .......................       2,222,061
               Integrated Health Services, Inc.
   1,000,000      9.250% due 01/15/2008(DAGGER) ...............           6,250
               International Business Machines Corporation
     700,000      6.220% due 08/01/2027 .......................         712,712
               International Flavors & Fragrances, Inc.
   1,125,000      6.450% due 05/15/2006(DAGGER)(DAGGER) .......       1,123,432
               International Lease Finance Corporation
   2,000,000      5.950% due 06/06/2005 .......................       2,004,260
               International Paper Company
   1,070,000      6.500% due 11/15/2007 .......................       1,053,661
               Kellogg Company
     725,000      7.450% due 04/01/2031(DAGGER)(DAGGER) .......         714,995
               KeySpan Corporation
   1,000,000      7.875% due 02/01/2010 .......................       1,072,310
               KPNQwest N.V.
     450,000      8.875% due 02/01/2008 .......................         267,662
     645,000      8.125% due 06/01/2009 .......................         367,650
               Kroger Company

   1,000,000      8.050% due 02/01/2010 .......................       1,067,790
               Lamar Media Corporation
     275,000      8.625% due 09/15/2007 .......................         280,500
               Lear Corporation
     325,000      7.960% due 05/15/2005 .......................         329,439
               Level 3 Communications, Inc.
      75,000      12.875% due 03/15/2010** ....................          12,750
               Lilly Industries, Inc.
     300,000      7.750% due 12/01/2007 .......................         288,138
               Lite-On Technology Corporation
     300,000      0.000% due 12/15/2002*** (DAGGER)(DAGGER) ...         357,000
               Lucent Technologies, Inc.
     150,000      6.450% due 03/15/2029 .......................          85,500
               Marsh Supermarkets, Inc.
     325,000      8.875% due 08/01/2007 .......................         316,875
               May Department Stores Company
     675,000      7.450% due 09/15/2011 .......................         700,832
               McLeodUSA, Inc.
     350,000      10.500% due 03/01/2007** ....................         182,000
     675,000      9.500% due 11/01/2008 .......................         367,875
               Meditrust Companies
     250,000      7.820% due 09/10/2026 .......................         237,500
               Merry Land & Investment Company, Inc.
   3,975,000      6.875% due 11/01/2004 .......................       4,048,180

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
     Principal                                                           Value
      Amount*                                                           (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)

               Metromedia Fiber Network, Inc.
     125,000      10.000% due 11/15/2008 ......................    $     48,125
     635,000      10.000% due 12/15/2009 (L) ..................         211,233
               Morgan Stanley Capital I
   3,615,000      6.480% due 06/03/2030 .......................       3,612,044
               National City Corporation
   2,440,000      7.200% due 05/15/2005 .......................       2,532,110
   3,250,000      6.875% due 05/15/2019 .......................       3,113,597
               National Westminster Bank Plc
   2,025,000      7.750% due 04/29/2049 .......................       2,106,142
               News America Holdings, Inc.
   1,250,000      8.500% due 02/15/2005 .......................       1,342,237
               Nextel Communications, Inc., Class A
     700,000      9.375% due 11/15/2009 (L) ...................         553,000
     100,000      9.500% due 02/01/2011(DAGGER)(DAGGER) .......          78,375
               Nextlink Communications, Inc.
   1,000,000      9.450% due 04/15/2008** .....................         150,000
      75,000      10.750% due 11/15/2008 (L) ..................          24,750
               Niagara Mohawk Holdings, Inc.
     750,000      8.500% due 07/01/2010** .....................         649,320
               Nordbanken AB
     600,000      8.950% due 11/29/2049(DAGGER)(DAGGER) .......         650,173
               Norfolk Southern Corporation
   2,780,000      7.050% due 05/01/2037 .......................       2,843,440
               Nortel Networks Corporation
     600,000      6.125% due 02/15/2006 .......................         513,792
               NVR, Inc.
     525,000      8.000% due 06/01/2005 .......................         518,437
               Omnicare, Inc.
      50,000      8.125% due 03/15/2011(DAGGER)(DAGGER) .......          50,500
               PACCAR Financial Corporation
   2,475,000      6.920% due 08/15/2003 .......................       2,570,188
               Pacific Bell
   1,120,000      6.625% due 11/01/2009 .......................       1,126,339
               Pepsi Bottling Group,  Inc.
   1,790,000      7.000% due 03/01/2029 .......................       1,785,865
               Pinnacle Partners
     550,000      8.830% due 08/15/2004(DAGGER)(DAGGER) .......         562,936
               PNC Funding Corporation
   3,050,000      6.125% due 09/01/2003 .......................       3,106,791
   3,480,000      6.125% due 02/15/2009 .......................       3,362,098
               Progress Energy, Inc.
     700,000      7.750% due 03/01/2031 .......................         721,602
               ProLogis Trust
   1,025,000      7.000% due 10/01/2003 .......................       1,051,732
     850,000      6.700% due 04/15/2004 .......................         860,655
               Providian Master Trust
   2,655,000      7.490% due 08/17/2009 .......................       2,816,769
               PX Escrow Corporation
     625,000      9.625% due 02/01/2006 .......................         250,000
               Qwest Communications International, Inc.
   1,970,000      7.500% due 11/01/2008 .......................       1,997,422
               Royal Caribbean Cruises Ltd.
     900,000      7.000% due 10/15/2007 .......................         817,578

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
     Principal                                                           Value
      Amount*                                                           (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)

               Safeway, Inc.
   1,325,000      6.500% due 03/01/2011 .......................    $  1,289,145
     685,000      7.250% due 02/01/2031 .......................         663,320
               Salem Communications Corporation
     900,000      9.500% due 10/01/2007 .......................         909,000
               Simon Property Group, Inc.
   1,000,000      7.125% due 06/24/2005 .......................         999,600
   1,400,000      7.375% due 01/20/2006 .......................       1,418,508
               Six Flags, Inc.
     425,000      9.250% due 04/01/2006 (L) ...................         427,125
     300,000      9.750% due 06/15/2007 .......................         306,000
     100,000      0.000% due 04/01/2008*** (L) ................          81,000
               Speedway Motorsports, Inc.
     450,000      8.500% due 08/15/2007 .......................         459,000
               Sprint Capital Corporation
   1,450,000      6.875% due 11/15/2028 .......................       1,218,551
               Stater Brothers Holdings, Inc.
     225,000      10.750% due 08/15/2006 (L) ..................         211,500
               St. George Bank Ltd.
   1,100,000      7.150% due 10/15/2005(DAGGER)(DAGGER) .......       1,124,893
               Stora Enso Oyj
     625,000      7.375% due 05/15/2011 .......................         633,031
               SunTrust Banks, Inc.
     845,000      6.125% due 02/15/2004 .......................         857,312
   1,275,000      7.750% due 05/01/2010 .......................       1,371,670
               Swiss Life Finance Ltd.
      75,000      2.000% due 05/20/2003(DAGGER)(DAGGER) .......          76,500
     625,000      2.000% due 05/20/2005(DAGGER)(DAGGER) .......         643,750
               TCI Communications, Inc.
     781,000      7.875% due 02/15/2026 .......................         787,599
     775,000      7.125% due 02/15/2028 .......................         716,495
               TELUS Corporation
   1,000,000      8.000% due 06/01/2011 .......................       1,020,480
               Tembec Industries, Inc.
     175,000      8.500% due 02/01/2011 .......................         177,625
               Tenet Healthcare Corporation
   1,200,000      6.000% due 12/01/2005 .......................       1,039,560
               Texas Utilities Electric Company
   1,000,000      8.250% due 04/01/2004 (L) ...................       1,049,090
   1,550,000      6.950% due 01/15/2028 .......................       1,433,843
               Times Mirror Company
   1,155,000      7.450% due 10/15/2009 .......................       1,172,660
               Transocean Sedco Forex, Inc.
     550,000      7.500% due 04/15/2031(DAGGER)(DAGGER) .......         550,788
               Tricon Global Restaurants, Inc.
     500,000      7.450% due 05/15/2005 .......................         492,500
               TRW, Inc.
   2,750,000      6.625% due 06/01/2004 .......................       2,743,180
               Tyco International Ltd.
   1,225,000      6.750% due 02/15/2011 .......................       1,214,759
   1,530,000      7.000% due 06/15/2028 .......................       1,447,502
               United Mexican States
     255,000      10.375% due 02/17/2009 ......................         285,345
     975,000      8.125% due 12/30/2019 .......................         921,375

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
     Principal                                                           Value
      Amount*                                                           (Note 2)
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)

               United Parcel Service, Inc.
   1,090,000      8.375% due 04/01/2030 .......................    $  1,262,928
               Verizon Global Funding Corporation
   1,510,000      7.750% due 12/01/2030(DAGGER)(DAGGER) .......       1,552,491
               Versatel Telecom International N.V.
     445,000      4.000% due 12/17/2004 .......................         107,399
               Viacom, Inc.
   1,350,000      7.700% due 07/30/2010 .......................       1,420,051
               Wachovia Corporation
   2,450,000      5.625% due 12/15/2008 .......................       2,292,244
               Washington Mutual, Inc.
   1,825,000      7.500% due 08/15/2006 .......................       1,923,732
               Waste Management, Inc.
     225,000      6.875% due 05/15/2009 .......................         219,080
     700,000      7.375% due 08/01/2010 .......................         701,050
               Wells Fargo Financial
   2,150,000      5.375% due 09/30/2003 .......................       2,156,342
               Westvaco Corporation
     200,000      8.200% due 01/15/2030 .......................         199,636
     400,000      7.950% due 02/15/2031 .......................         388,068
               Williams Communications Group, Inc.
     250,000      10.700% due 10/01/2007 ......................         102,500
               WorldCom, Inc.
   1,900,000      8.000% due 05/15/2006 (L) ...................       1,976,646
   1,135,000      6.500% due 04/15/2010 .......................       1,035,642
   2,000,000      6.950% due 08/15/2028 .......................       1,688,280
     550,000      8.250% due 05/15/2031 .......................         537,383
                                                                   ------------
               Total Corporate Fixed Income Securities
                  (Cost $211,457,941) .........................     209,240,252
                                                                   ------------
FOREIGN GOVERNMENT FIXED INCOME SECURITIES -- 0.1%

               Panama Republic
     243,288      6.438% due 07/17/2016 .......................         201,320
               Russian Federation
     125,000      11.750% due 06/10/2003 ......................         129,419
     785,000      5.000% due 03/31/2030 .......................         371,399
                                                                   ------------
               Total Foreign Government Fixed Income Securities
                  (Cost $673,282) .............................         702,138
                                                                   ------------
AGENCY MORTGAGE BACKED SECURITIES -- 34.2%
               FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 4.5%
   2,775,000      0.000% due 07/13/2001*** ....................       2,771,300
         441      8.000% due 05/01/2006 .......................             456
   2,389,000      6.500% due 05/15/2025 .......................       2,412,890
     690,016      7.500% due 12/01/2026 .......................         706,183
   2,475,000      6.000% due 07/15/2027 .......................       2,393,771
   2,250,000      6.000% due 12/15/2027 .......................       2,189,520
   1,487,777      7.500% due 12/01/2029 .......................       1,518,916
      43,564      7.500% due 01/01/2030 .......................          44,476
   1,591,488      7.500% due 02/01/2030 .......................       1,624,798
      19,650      7.500% due 05/01/2030 .......................          20,061
      51,027      7.500% due 07/01/2030 .......................          52,095
     980,655      7.500% due 08/01/2030 .......................       1,001,180
   2,567,845      7.500% due 09/01/2030 .......................       2,621,590

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
     Principal                                                           Value
      Amount*                                                           (Note 2)
--------------------------------------------------------------------------------

AGENCY MORTGAGE BACKED SECURITIES -- (CONTINUED)
               FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- (CONTINUED)
   3,714,971      6.000% due 05/01/2031 .......................    $  3,568,676
   1,870,187      6.000% due 06/01/2031 .......................       1,796,539
   2,645,000      6.000% due 07/01/2031 .......................       2,540,840
                                                                   ------------
                                                                     25,263,291
                                                                   ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 27.2%
   3,216,525      7.280% due 10/01/2003 .......................       3,326,296
   2,464,240      6.905% due 11/01/2003 .......................       2,552,991
   3,863,829      6.880% due 02/01/2004 .......................       3,978,956
         582      8.000% due 08/01/2004 .......................             589
   2,312,827      7.305% due 05/01/2007 .......................       2,447,080
   2,320,839      7.740% due 06/01/2007 .......................       2,495,550
   2,000,000      6.500% due 11/25/2007 .......................       2,043,120
   3,680,000      6.500% due 01/25/2008 .......................       3,762,800
   1,479,023      7.010% due 11/01/2008 .......................       1,539,072
   4,317,255      6.140% due 04/01/2009 .......................       4,300,958
   2,552,266      6.150% due 02/01/2011 .......................       2,516,023
   2,440,000      7.000% due 07/18/2012 .......................       2,494,900
     859,295      7.000% due 07/01/2015 .......................         873,792
     956,697      7.000% due 12/01/2015 .......................         972,836
   1,637,395      7.000% due 02/01/2016 .......................       1,665,018
   1,075,156      7.000% due 03/01/2016 .......................       1,093,294
   7,210,000      6.000% due 07/01/2016 .......................       7,101,850
   2,525,000      6.000% due 03/25/2027 .......................       2,451,598
   1,175,760      7.500% due 05/01/2027 .......................       1,201,474
   7,043,466      6.500% due 04/01/2029 .......................       6,941,258
   3,024,867      7.500% due 04/01/2029 .......................       3,093,864
     610,286      6.500% due 05/01/2029 .......................         601,321
     133,992      6.500% due 06/01/2029 .......................         132,023
     152,938      6.500% due 08/01/2029 .......................         150,980
   3,897,770      7.000% due 08/01/2029 .......................       3,916,011
     203,964      7.500% due 08/01/2029 .......................         208,362
     247,041      8.000% due 09/01/2029 .......................         255,146
     935,107      7.000% due 10/01/2029 .......................         939,483
   3,493,327      7.500% due 10/01/2029 .......................       3,564,277
     627,022      8.000% due 10/01/2029 .......................         648,379
   1,128,335      7.000% due 12/01/2029 .......................       1,133,615
   7,786,103      8.000% due 12/01/2029 .......................       8,041,566
   5,166,102      7.500% due 01/01/2030 .......................       5,271,026
     606,461      8.000% due 01/01/2030 .......................         626,359
   2,544,188      7.500% due 02/01/2030 .......................       2,595,860
   1,881,914      7.500% due 03/01/2030 .......................       1,920,135
   3,075,637      8.000% due 03/01/2030 .......................       3,176,549
   6,305,148      7.500% due 04/01/2030 .......................       6,433,205
     671,508      8.000% due 04/01/2030 .......................         693,540
   2,758,778      7.500% due 05/01/2030 .......................       2,814,808
   1,241,529      8.000% due 05/01/2030 .......................       1,282,263
   2,363,703      7.500% due 07/01/2030 .......................       2,415,397
   2,033,798      8.000% due 09/01/2030 .......................       2,100,527
   2,204,744      7.000% due 10/01/2030 .......................       2,214,379
     591,595      8.000% due 10/01/2030 .......................         611,005
   3,311,564      7.500% due 11/01/2030 .......................       3,378,822
   1,847,786      8.000% due 11/01/2030 .......................       1,913,032
      93,758      7.500% due 12/01/2030 .......................          95,663
   2,750,733      7.000% due 01/01/2031 .......................       2,717,686


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
     Principal                                                           Value
      Amount*                                                           (Note 2)
--------------------------------------------------------------------------------

AGENCY MORTGAGE BACKED SECURITIES -- (CONTINUED)
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- (CONTINUED)
     471,965      8.000% due 01/01/2031 .......................     $   487,450
   6,620,131      7.000% due 02/01/2031 .......................       6,649,061
   6,019,777      7.500% due 03/01/2031 .......................       6,142,038
   3,699,630      6.500% due 05/01/2031 .......................       3,640,656
   4,012,937      7.000% due 05/01/2031 .......................       4,030,473
   3,350,000      6.500% due 06/01/2031 .......................       3,296,601
   2,800,000      6.500% due 07/01/2031 .......................       2,755,368
   8,390,000      7.500% due 07/01/2031 .......................       8,560,401
                                                                   ------------
                                                                    152,266,786
                                                                   ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 2.5%
      66,534      8.000% due 07/15/2029 .......................          69,008
   1,385,217      7.500% due 08/15/2029 .......................       1,420,277
   5,208,676      8.000% due 01/15/2030 .......................       5,395,824
     881,809      8.000% due 05/15/2030 .......................         913,492
   3,443,460      8.000% due 08/15/2030 .......................       3,567,184
   2,554,606      8.000% due 10/15/2030 .......................       2,646,393
                                                                   ------------
                                                                     14,012,178
                                                                   ------------
               Total Mortgage-Backed Securities
                  (Cost $190,086,218) .........................     191,542,255
                                                                   ------------
ASSET-BACKED SECURITIES -- 8.1%

               Advanta Mortgage Loan Trust
   3,050,000      7.760% due 05/25/2018 .......................       3,177,277
   1,968,731      7.040% due 01/25/2029 .......................       1,987,060
               Bear Stearns Mortgage Securities, Inc.
   2,670,921      6.750% due 04/30/2030 .......................       2,667,168
               Chase Commercial Mortgage Securities Corporation
   2,000,000      6.600% due 12/12/2029 .......................       1,935,350
               Chase Funding Loan Acquisition Trust
   2,260,000      6.468% due 02/25/2013 .......................       2,231,750
               COMM Series 2000, Class A1
   3,051,070      7.206% due 08/15/2033 .......................       3,164,196
               COMM Series 2000, Class A2
   1,800,000      7.416% due 08/15/2033 .......................       1,886,373
               Daimler Chrysler NA Holdings
   1,375,000      7.750% due 01/18/2011 .......................       1,407,532
               FMAC Loan Receivables Trust
     500,000      8.140% due 04/15/2019 .......................         130,000
               GMAC Commercial Mortgage Securities, Inc.
     750,000      7.085% due 07/15/2029 .......................         731,711
   3,441,782      6.150% due 05/15/2035 .......................       3,472,244
               LB Commercial Conduit Mortgage Trust
   3,040,489      6.410% due 06/15/2031 .......................       3,086,331
   2,398,454      7.105% due 10/15/2032 .......................       2,485,950
               MBNA Master Credit Card Trust
   1,600,000      6.350% due 11/15/2005 .......................       1,622,608
     700,000      6.950% due 01/16/2007 .......................         717,500
   1,150,000      7.650% due 01/15/2008 .......................       1,196,359
               Meristar Hospitality Corporation
     400,000      9.000% due 01/15/2008(DAGGER)(DAGGER) .......         405,000
               Merrill Lynch Mortgage Investors, Inc.
   1,437,339      6.690% due 11/21/2028 .......................       1,444,725
   2,450,000      6.960% due 11/21/2028 .......................       2,323,284


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
     Principal                                                           Value
      Amount*                                                           (Note 2)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- (CONTINUED)

               Mid-State Trust
   1,995,593      7.340% due 07/01/2035 .......................    $  2,006,809
               Mortgage Capital Funding, Inc.
     600,000      7.900% due 02/15/2006 .......................         645,744
   1,500,000      7.117% due 11/20/2027 .......................       1,479,231
               Paine Webber Mortgage Acceptance Corporation
   1,265,000      6.820% due 06/15/2032 .......................       1,285,153
               Residential Funding Mortgage Securities
   1,325,000      7.900% due 02/25/2015 .......................       1,376,434
   1,000,000      7.040% due 04/25/2026 .......................       1,026,875
               Vanderbilt Mortgage Finance Corporation, Inc.
     330,000      6.780% due 07/07/2028 .......................         307,563
   1,000,000      6.750% due 10/07/2028 .......................         937,912
                                                                   ------------
               Total Asset-Backed Securities
                  (Cost $45,077,212) ..........................      45,138,139
                                                                   ------------
U.S. TREASURY OBLIGATIONS-- 13.7%
               U.S. TREASURY BONDS -- 6.5%
  15,350,000      6.250% due 08/15/2023 (L) ...................      15,973,517
  19,010,000      6.250% due 05/15/2030 (L) ...................      20,135,582
                                                                   ------------
                                                                     36,109,099
                                                                   ------------
               U.S. TREASURY INFLATION INDEX NOTES -- 0.5%
   2,897,058      3.375% due 01/15/2007 (L) ...................       2,932,373
                                                                   ------------
               U.S. TREASURY NOTES -- 6.7%
   6,675,000      5.125% due 12/31/2002 (L) ...................       6,768,850
   1,270,000      6.000% due 08/15/2004 (L) ...................       1,318,019
     425,000      6.750% due 05/15/2005 (L) ...................         452,489
   7,595,000      7.000% due 07/15/2006 (L) ...................       8,238,221
  11,090,000      6.000% due 08/15/2009 (L) ...................      11,637,513
   4,500,000      4.250% due 01/15/2010 (L) ...................       4,760,145
   4,045,000      5.750% due 08/15/2010 (L) ...................       4,138,642
                                                                   ------------
                                                                     37,313,879
                                                                   ------------
               Total U.S. Treasury Obligations
                  (Cost $77,343,593) ..........................      76,355,351
                                                                   ------------
      Shares
      ------
CLOSED END INVESTMENT COMPANIES -- 3.7%

      85,600   Aberdeen Commonwealth Income Fund, Inc. ........         761,840
     372,400   BlackRock North American Government Income Trust, Inc. 3,805,928
     374,400   BlackRock Strategic Term Trust, Inc. . .........       3,601,728
      37,300   Dresdner RCM Global Strategic Income Fund ......         264,084
     602,700   Hyperion 2002 Term Trust, Inc. .................       5,635,245
     415,500   MFS Government Markets Income Trust ............       2,688,285
     117,700   MFS Intermediate Income Trust ..................         803,891
     244,800   TCW/DW Term Trust 2003 .........................       2,501,856
      85,300   Templeton Global Income Fund ...................         548,479
                                                                   ------------
               Total Closed End Investment Companies
                  (Cost $18,293,598) ..........................      20,611,336
                                                                   ------------


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
     Principal                                                           Value
      Amount*                                                           (Note 2)
--------------------------------------------------------------------------------

PREFERRED STOCK -- 0.3%

      14,000   Equity Office Properties Trust .................    $    679,000
      38,000   Golden State Bancorp ...........................         960,640
       4,600   Six Flags, Inc. ................................         140,530
                                                                   ------------
               Total Preferred Stock
                  (Cost $1,757,850) ...........................       1,780,170
                                                                   ------------
     Principal
      Amount
      ------

REPURCHASE AGREEMENTS -- 5.2%

$  5,505,000   Agreement with State Street Bank,
                  3.80% to be repurchased at
                  $5,506,743 on 07/02/2001,
                  collateralized by $5,480,000
                  Federal Home Loan Bank 5.000%
                  due 02/28/2003, market value $5,617,477 .....       5,505,000

  23,300,000   Agreement with State Street Bank,
                  3.80% to be repurchased at
                  $23,307,378 on 07/02/2001,
                  collateralized by $1,030,000
                  Federal National Mortgage Association
                  6.000% due 06/01/2006, market value
                  $1,009,400; collateralized by
                  $23,225,000 Government National Mortgage
                  Association 7.500% due 04/15/2030,
                  market value $22,760,500 ....................      23,300,000
                                                                   ------------
               Total Repurchase Agreements
                  (Cost $28,805,000) ..........................      28,805,000
                                                                   ------------


     Number of                                      Expiration   Strike
     Contracts                                         Date       Price
     ---------                                      ----------   ------
CALL OPTIONS PURCHASED -- 0.0%#
               CALL OPTIONS PURCHASED -- 0.0%#
       6,015      10 Year U.S. Treasury Note Call.. 08/06/2001     100    6,556
       6,200      10 Year U.S. Treasury Note Call.. 11/20/2001     103   44,516
       7,459      10 Year U.S. Treasury Note Call.. 11/20/2001     103   43,113
                                                                         -------
               Total Call Options Purchased
                  (Cost $113,471) .............................          94,185
                                                                         -------
PUT OPTIONS PURCHASED -- 0.0%#

               FOREIGN PUT OPTIONS PURCHASED -- 0.0%#
         200      Japanese Yen Put ................ 11/10/2001     125    3,520

               Total Put Options Purchased
                  (Cost $4,400)

               Total Options Purchased
                  (Cost $117,871) .............................          97,705
                                                                   ------------
TOTAL INVESTMENTS
(Cost $573,612,565) ...................................  102.7%    $574,272,346
                                                         ------    ------------
WRITTEN OPTIONS -- 0.0%#

               CALL OPTIONS WRITTEN 0.0%#
           1      30 Year Federal National
                    Mortgage Association Call       08/06/2001     102   (6,316)
                                                                      ----------
               Total Call Options Written
                  (Premiums $16,447)                                     (6,316)
                                                                      ----------

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
     Number of                                                           Value
     Contracts                                                          (Note 2)
--------------------------------------------------------------------------------

WRITTEN OPTIONS -- (CONTINUED)
               PUT OPTIONS WRITTEN -- 0.0%#
       6,200      10 Year U.S. Treasury Note Put.. 11/20/2001 101  $    (28,148)
       7,459      10 Year U.S. Treasury Note Put.. 11/20/2001 101       (42,964)
                                                                   ------------
                                                                        (71,112)
                                                                   ------------
               Total Put Options Written
                  (Premiums $97,024) ..........................         (71,112)
                                                                   ------------
               Total Written Options
                  (Premiums $113,471) .........................         (77,428)
                                                                   ------------
OTHER ASSETS AND LIABILITIES (NET) ...................   (2.7)%     (14,909,250)
                                                         -----     ------------
NET ASSETS ...........................................   100.0%    $559,285,668
                                                         =====     ============

---------------------
* Principal amount is stated in the currency of the country in which the security is denominated.
(DAGGER) Security in default.
(DAGGER)(DAGGER)  Security  exempt  from  registration  under  Rule  144A of the
         Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $8,913,417 or 1.59% of net assets.
**       Zero  coupon  security  as of June 30,  2001.  The coupon  shown is the step-up rate.
***      Zero Coupon Bond.
#        Amount represents less than 0.1%.
(L)      Securities in whole or in part on loan at June 30, 2001.

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                        NEW COVENANT BALANCED GROWTH FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

INVESTMENT COMPANIES -- 96.7%

   6,288,352   New Covenant Growth Fund .......................    $183,997,193
   4,846,452   New Covenant Income Fund .......................     120,337,396
                                                                   ------------
               Total Investment Companies
                  (Cost $323,270,253) .........................     304,334,589
                                                                   ------------
     Principal
      Amount
      ------

REPURCHASE AGREEMENT -- 3.1%  (Cost $9,764,000)
  $9,764,000  Agreement with State Street Bank,
                 3.80% to be repurchased at
                 $9,767,092 on 07/02/2001,
                 collateralized by $10,165,000
                 Federal National Mortgage
                 Association 8.257% due 09/01/2027,
                 market value $9,961,700 ......................       9,764,000
                                                                   ------------
TOTAL INVESTMENTS
  (Cost $333,034,253) .................................    99.8%   $314,098,589

OTHER ASSETS AND LIABILITIES (NET) ....................     0.2%        774,602
                                                         ------    ------------
NET ASSETS ............................................   100.0%   $314,873,191
                                                         ======    ============

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                        NEW COVENANT BALANCED INCOME FUND
                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                                                                          Value
      Shares                                                            (Note 2)
--------------------------------------------------------------------------------

INVESTMENT COMPANIES -- 96.3%

   1,359,645   New Covenant Growth Fund .......................    $ 39,783,209
   2,917,734   New Covenant Income Fund .......................      72,447,343
                                                                   ------------
               Total Investment Companies
                  (Cost $116,648,512) .........................     112,230,552
                                                                   ------------
     Principal
      Amount
      ------
REPURCHASE AGREEMENT -- 3.3%  (Cost $3,800,000)
  $3,800,000   Agreement with State Street Bank,
                  3.80% to be repurchased at
                  $3,801,203 on 07/02/2001,
                  collateralized by $3,960,000
                  Government National Mortgage Association
                  7.500% due 09/15/2029,
                  market value $3,880,800 .....................       3,800,000
                                                                   ------------
TOTAL INVESTMENTS
(Cost $120,448,512) ..................................     99.6%   $116,030,552

OTHER ASSETS AND LIABILITIES (NET) ...................      0.4%        488,195
                                                         ------    ------------
NET ASSETS ...........................................    100.0%   $116,518,747
                                                         ======    ============

                 See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2001

--------------------------------------------------------------------------------------------------------------
                                                                                 NEW COVENANT     NEW COVENANT
                                                 NEW COVENANT    NEW COVENANT      BALANCED         BALANCED
                                                 GROWTH FUND     INCOME FUND     GROWTH FUND      INCOME FUND
--------------------------------------------------------------------------------------------------------------

ASSETS:
    Investments, at value (Note 2) ............. $816,957,602    $574,272,346    $314,098,589     $116,030,552
    Foreign currency, at value
       (Cost $280,324) .........................      277,996              --              --               --
    Cash .......................................       90,432             559       1,697,192        1,020,413
    Receivable for investments sold ............    2,800,256         844,919          18,030              125
    Receivable for fund shares sold ............       48,540          37,109          71,813            3,088
    Dividends and interest receivable ..........      612,421       6,450,917           2,061              802
                                                 ------------    ------------    ------------     ------------
    Total Assets ...............................  820,787,247     581,605,850     315,887,685      117,054,980
                                                 ------------    ------------    ------------     ------------
LIABILITIES:
    Foreign currency, at value
       (Cost $36,132) ..........................           --          35,308              --               --
    Unrealized depreciation on
       foreign exchange contracts ..............       28,662           3,385              --               --
    Payable for securities purchased ...........    3,093,066      21,700,792              --            5,402
    Payable for fund shares redeemed ...........       20,868         116,387         425,177            5,337
    Options written
       (Premiums received $113,471). ...........           --          77,428              --               --
    Distributions payable ......................           --           1,129         512,602          489,485
    Advisory fee payable .......................      613,066         298,428              --               --
    Other accrued expenses .....................      130,278          87,325          76,715           36,009
                                                 ------------    ------------    ------------     ------------
    Total Liabilities ..........................    3,885,940      22,320,182       1,014,494          536,233
                                                 ------------    ------------    ------------     ------------
NET ASSETS ..................................... $816,901,307    $559,285,668    $314,873,191     $116,518,747
                                                 ============    ============    ============     ============
Investments, at Identified Cost ................ $864,714,042    $573,612,565    $333,034,253     $120,448,512
                                                 ============    ============    ============     ============
NET ASSETS CONSIST OF:
    Paid-in capital ............................  885,596,545     568,595,422     307,830,588      115,757,280
    Undistributed / (distributions
       in excess of) net investment income .....     (792,363)        802,249        (139,103)           2,927
    Accumulated net realized gain / (loss)
       on investments and foreign
       currency transactions ...................  (201,15,445)    (10,805,266)     26,117,370       5,176,5004
    Net unrealized appreciation /
       (depreciation) on investments
       and foreign currency transactions .......  (47,787,430)        693,263     (18,935,664)      (4,417,960)
                                                 ------------    ------------    ------------     ------------
    Total Net Assets ........................... $816,901,307    $559,285,668    $314,873,191     $116,518,747
                                                 ============    ============    ============     ============
NET ASSET VALUE, offering price
    and redemption price per share of
    beneficial interest outstanding ............ $      29.26    $      24.83    $      81.92     $      18.88
                                                 ============    ============    ============     ============
    Number of Portfolio shares outstanding .....   27,915,353      22,520,132       3,843,501        6,172,144
                                                 ============    ============    ============     ============


                 See accompanying notes to financial statements.

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2001

--------------------------------------------------------------------------------------------------------------
                                                                                 NEW COVENANT     NEW COVENANT
                                                 NEW COVENANT    NEW COVENANT      BALANCED         BALANCED
                                                 GROWTH FUND     INCOME FUND     GROWTH FUND      INCOME FUND
--------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of foreign taxes withheld of
       $241,396, $1,315, $0 and $0, respectively)$   8,881,823   $  1,527,525    $  7,610,886     $  4,475,375
    Interest ...................................     1,607,657     38,308,795       1,347,098          406,389
                                                 -------------   ------------    ------------     ------------
    Total Investment Income ....................    10,489,480     39,836,320       8,957,984        4,881,764
                                                 -------------   ------------    ------------     ------------
EXPENSES:
    Investment advisory fees (Note 3) ..........     8,160,535      4,356,680              --               --
    Administration fees ........................       110,000         79,500          44,600           16,300
    Accounting and custody fees ................       400,000        201,000           9,000            9,000
    Legal and audit fees .......................        66,140         43,615          25,212            9,282
    Transfer agent fees ........................        55,500         54,150         190,000           94,000
    Directors' expenses ........................         3,821          2,760           1,541              571
    Registration fees ..........................        17,289         16,510          23,651           15,952
    Shareholder report expenses ................        26,000         18,500          10,500            3,875
    Insurance expense ..........................        15,077          9,534           5,691            2,073
    Miscellaneous expenses .....................        13,666          2,641           1,624              680
                                                 -------------   ------------    ------------     ------------
    Total expenses .............................     8,868,028      4,784,890         311,819          151,733
                                                 -------------   ------------    ------------     ------------
    NET INVESTMENT INCOME ......................     1,621,452     35,051,430       8,646,165        4,730,031
                                                 -------------   ------------    ------------     ------------
NET REALIZED AND UNREALIZED
    GAIN / (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain / (loss) on:
       Investments .............................    41,973,118      6,100,081         124,706          373,070
       Foreign currency transactions ...........    (2,025,277)        33,313              --               --
       Realized gains received from
          underlying funds .....................            --             --      39,976,076        8,424,435
                                                 -------------   ------------    ------------     ------------
    Net realized gain on investments and
       foreign currency ........................    39,947,841      6,133,394      40,100,782        8,797,505
                                                 -------------   ------------    ------------     ------------
    Net change in unrealized appreciation /
       (depreciation) of investments and
       foreign currency transactions ...........  (152,825,415)    16,418,238     (59,129,902)     (11,001,271)
                                                 -------------   ------------    ------------     ------------
    Net realized and unrealized gain / (loss)
       on investments and foreign
       currency transactions ...................  (112,877,574)    22,551,632     (19,029,120)      (2,203,766)
                                                 -------------   ------------    ------------     ------------
NET INCREASE / (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS ............................ $(111,256,122)  $ 57,603,062    $(10,382,955)    $  2,526,265
                                                 =============   ============    ============     ============


                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

----------------------------------------------------------------------------------------------------------------
                                                         NEW COVENANT                     NEW COVENANT
                                                         GROWTH FUND (A)                  INCOME FUND (A)
----------------------------------------------------------------------------------------------------------------
                                                    FOR THE         FOR THE           FOR THE         FOR THE
                                                  YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 2001   JUNE 30, 2000     JUNE 30, 2001   JUNE 30, 2000
                                                 -------------   -------------     -------------   -------------
OPERATIONS:
    Net investment income ...................... $   1,621,452   $   3,405,627     $  35,051,430   $  35,398,463
    Net realized gain / (loss) on investments
       and foreign currency transactions .......    39,947,841     135,961,588         6,133,394     (16,679,096)
    Net change in unrealized appreciation /
       (depreciation) of investments and
       foreign currency transactions ...........  (152,825,415)    (84,120,454)       16,418,238         779,217
                                                 -------------   -------------     -------------   -------------
    Net increase / (decrease) in net assets
       resulting from operations ...............  (111,256,122)     55,246,761        57,603,062      19,498,584
                                                 -------------   -------------     -------------   -------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    From net investment income .................            --      (6,312,018)      (34,652,304)    (35,292,282)
    From net realized gains on investments
       and foreign currency ....................  (172,543,513)    (22,508,009)               --              --
                                                 -------------   -------------     -------------   -------------
                                                  (172,543,513)    (28,820,027)      (34,652,304)    (35,292,282)
                                                 -------------   -------------     -------------   -------------
SHARE TRANSACTIONS:
    Net increase / (decrease) in net assets
       from shares of beneficial interest
       transactions (Note 6) ...................   195,614,746     878,659,462(b)    (35,334,171)    587,462,779(b)
                                                 -------------   -------------     -------------   -------------
    Net increase / (decrease) in net assets ....   (88,184,889)    905,086,196       (12,383,413)    571,669,081
                                                 -------------   -------------     -------------   -------------
NET ASSETS:
    Beginning of year ..........................   905,086,196              --       571,669,081              --
                                                 -------------   -------------     -------------   -------------
    End of year ................................ $ 816,901,307   $ 905,086,196     $ 559,285,668   $ 571,669,081
                                                 =============   =============     =============   =============

----------------------------------------------------------------
(a) The Fund commenced investment operations on July 1, 1999.
(b) Amount includes proceeds from Common Trust conversion (Note 7).

                 See accompanying notes to financial statements.

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

----------------------------------------------------------------------------------------------------------------
                                                         NEW COVENANT                     NEW COVENANT
                                                     BALANCED GROWTH FUND (A)         BALANCED INCOME FUND (A)
----------------------------------------------------------------------------------------------------------------
                                                    FOR THE         FOR THE           FOR THE         FOR THE
                                                  YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 2001   JUNE 30, 2000     JUNE 30, 2001   JUNE 30, 2000
                                                 -------------   -------------     -------------   -------------
OPERATIONS:
    Net investment income ...................... $   8,646,165   $  11,421,216     $   4,730,031   $   5,538,146
    Net realized gain on investments
       and foreign currency transactions .......    40,100,782       6,554,220         8,797,505       1,835,179
    Net change in unrealized appreciation /
       (depreciation) of investments and
       foreign currency transactions ...........   (59,129,902)        591,204       (11,001,271)     (1,867,337)
                                                 -------------   -------------     -------------   -------------
    Net increase / (decrease) in net assets
       resulting from operations ...............   (10,382,955)     18,566,640         2,526,265       5,505,988
                                                 -------------   -------------     -------------   -------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    From net investment income .................   (21,653,142)    (11,476,614)       (7,438,062)     (5,576,584)
    From net realized gains on investments
       and foreign currency ....................    (5,531,819)     (2,107,031)       (1,906,142)       (813,536)
                                                 -------------   -------------     -------------   -------------
                                                   (27,184,961)    (13,583,645)       (9,344,204)     (6,390,120)
                                                 -------------   -------------     -------------   -------------
SHARE TRANSACTIONS:
    Net increase / (decrease) in net assets
       from shares of beneficial interest
       transactions (Note 6) ...................     9,209,655     338,248,457(b)     (1,472,022)    125,692,840(b)
                                                 -------------   -------------     -------------   -------------
    Net increase / (decrease) in net assets ....   (28,358,261)    343,231,452        (8,289,961)    124,808,708
                                                 -------------   -------------     -------------   -------------
NET ASSETS:
    Beginning of year ..........................   343,231,452              --       124,808,708              --
                                                 -------------   -------------     -------------   -------------
    End of year ................................ $ 314,873,191   $ 343,231,452     $ 116,518,747   $ 124,808,708
                                                 =============   =============     =============   =============

--------------------
(a) The Fund commenced investment operations on July 1, 1999.
(b) Amount includes proceeds from Common Trust conversion (Note 7).

                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.
--------------------------------------------------------------------------------


                                                           NEW COVENANT                     NEW COVENANT
                                                           GROWTH FUND*                     INCOME FUND*
---------------------------------------------------------------------------------------------------------------------------
                                                      FOR THE         FOR THE           FOR THE         FOR THE
                                                     YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                   JUNE 30, 2001   JUNE 30, 2000     JUNE 30, 2001   JUNE 30, 2000
                                                   -------------   -------------     -------------   -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of year ...........   $  42.07        $  40.81**        $  23.89        $  24.52**
                                                     --------        --------          --------        --------
    Net investment income / (loss) ...............       0.10            0.15              1.50            1.47
    Net realized and unrealized gain / (loss) on
     investments and foreign currency transactions      (4.86)           2.49              0.92           (0.63)
                                                     --------        --------          --------        --------
    Total from investment operations .............      (4.76)           2.64              2.42            0.84
                                                     ========        ========          ========        ========

DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income .........         --           (0.30)            (1.48)          (1.47)
    Distributions from net realized gains ........      (8.05)          (1.08)               --              --
                                                     --------        --------          --------        --------
    Total distributions ..........................      (8.05)          (1.38)            (1.48)          (1.47)
                                                     --------        --------          --------        --------
    NET ASSET VALUE, END OF YEAR .................   $  29.26        $  42.07          $  24.83        $  23.89
                                                     ========        ========          ========        ========
    Total return .................................     (12.33)%          6.38%            10.31%           3.55%
                                                     ========        ========          ========        ========

RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) .........   $816,901        $905,086          $559,286        $571,669
    Ratio of net investment income to
     average net assets ..........................       0.20%           0.37%             5.99%           6.12%
    Ratio of operating expenses to
     average net assets ..........................       1.07%           1.07%             0.82%           0.83%
    Portfolio turnover rate ......................        142%            152%              191%            182%


------------------------
*  The Fund commenced investment operations on July 1, 1999.
** Represents net asset value of predecessor Common Trust Fund.

                 See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.
--------------------------------------------------------------------------------


                                                           NEW COVENANT                      NEW COVENANT
                                                        BALANCED GROWTH FUND*             BALANCED INCOME FUND*
---------------------------------------------------------------------------------------------------------------------------
                                                      FOR THE         FOR THE           FOR THE         FOR THE
                                                     YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                   JUNE 30, 2001   JUNE 30, 2000     JUNE 30, 2001   JUNE 30, 2000
                                                   -------------   -------------     -------------   -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of year ...........   $  91.84        $  90.96**        $  20.01        $  20.16**
                                                     --------        --------          --------        --------
    Net investment income ........................       2.33            3.18              0.78            0.89
    Net realized and unrealized gain / (loss)
     on investments and foreign
     currency transactions .......................      (5.07)           1.48             (0.38)          (0.02)
                                                     --------        --------          --------        --------
    Total from investment operations .............      (2.74)           4.66              0.40            0.87
                                                     ========        ========          ========        ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income .........      (5.68)          (3.19)            (1.22)          (0.89)
    Distributions from net realized gains ........      (1.50)          (0.59)            (0.31)          (0.13)
                                                     --------        --------          --------        --------
    Total distributions ..........................      (7.18)          (3.78)            (1.53)          (1.02)
                                                     --------        --------          --------        --------
    NET ASSET VALUE, END OF YEAR .................   $  81.92        $  91.84          $  18.88        $  20.01
                                                     ========        ========          ========        ========
    Total return .................................      (3.01)%          5.13%             2.08%           4.40%
                                                     ========        ========          ========        ========
RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) .........   $314,873        $343,231          $116,519        $124,809
    Ratio of net investment income to
     average net assets ..........................       2.61%           3.50%             3.88%           4.46%
    Ratio of operating expenses to
     average net assets ..........................       0.09%           0.10%             0.12%           0.14%
    Portfolio turnover rate ......................         18%              8%               20%             12%


------------------------------------

* The Fund commenced investment operations on July 1, 1999. ** Represents net asset value of predecessor Common Trust Fund.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                                  JUNE 30, 2001

1.  ORGANIZATION

New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund") and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually, a "Fund", and collectively, the "Funds"). The Funds commenced investment operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment adviser is the NCF Investment Department of New Covenant Trust Company, N.A. (the "Adviser").

The objectives of the Funds are as follows:

GROWTH FUND           Long-term  capital  appreciation.  Dividend income,
                      if any, will be incidental.

INCOME FUND           High level of current income with preservation of capital.

BALANCED GROWTH FUND  Produce  capital  appreciation  with less risk than would be present in a portfolio of only common stocks.

BALANCED INCOME FUND  Produce current income and long-term growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

PORTFOLIO VALUATION: Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System, will be valued at the mean between the last preceding bid and asked prices. Valuations may also be obtained from pricing services when such prices are believed to reflect fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                                  JUNE 30, 2001

mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

OPTIONS: The Income Fund may purchase or write options which are traded over the counter to hedge fluctuation risks in the prices of certain securities. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

Transactions in options written during the year ended June 30, 2001 for the Income Fund were as follows:

                                                        Number of     Premiums
                                                        Contracts     Received
                                                        ---------     --------
Options written outstanding at June 30, 2000 ..........   24,029     $ 331,335
Options written during the period .....................  129,240       768,592
Options terminated in closing purchase transactions ...  (81,714)     (535,399)
Options expired during the period .....................  (57,895)     (451,057)
                                                        --------     ---------
Options written outstanding at June 30, 2001 ..........   13,660     $ 113,471
                                                        ========     =========

The following written options were outstanding at June 30, 2001:


                                           Number of    Exercise      Expiration     Net Appreciation/
           Description                     Contracts      Price          Date         (Depreciation)
           -----------                     ----------   ----------    ----------     ----------------
    30 Year FNMA Call                           (1)        102      August 2001          $  10,132
    10 Year U.S. Treasury Note Put          (6,200)        101      November 2001           10,602
    10 Year U.S. Treasury Note Put          (7,459)        101      November 2001           15,309
                                                                                         ---------
                                                                                         $  36,043
                                                                                         =========


FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                                  JUNE 30, 2001


FORWARD FOREIGN CURRENCY CONTRACTS: Certain of the Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time forward contracts are extinguished.

LOANS OF PORTFOLIO SECURITIES: New Covenant Growth and New Covenant Income Funds loaned securities during the period to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees, which are included in interest income in the Statement of Operations. On a daily basis, the Funds monitor the market value of securities loaned and maintain collateral against the securities loaned in an amount not less than the value of the securities loaned. The Funds may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities.

The value of loaned securities and related collateral outstanding at June 30, 2001, was as follows:

                                     VALUE OF                  VALUE OF
                FUND             SECURITIES LOANED            COLLATERAL
               ------            ------------------          ------------
              Growth Fund         $  35,295,283              $ 36,797,194
              Income Fund            69,391,898                70,821,011

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Fund.

FEDERAL INCOME TAXES: It is the Funds' intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

RECLASSIFICATIONS: Certain reclassifications have been made to the 2000 financial statements to conform to the 2001 presentation.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                                  JUNE 30, 2001

3.       INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the NCF Investment Department of New Covenant Trust Company, N.A. (the "Adviser"). Under the Agreement, the Adviser is responsible for managing the Funds' investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund's average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the value of the Income Fund's average daily net assets. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds. The Adviser has entered into Sub-Advisory Agreements with six Sub-Advisers to assist in the selection and management of each Fund's investment securities. It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Funds. The Adviser pays each Sub-Adviser a quarterly fee for their services in managing assets of the Funds. The Adviser pays the Sub-Advisers' fees directly from its own advisory fees. The Sub-Advisory fees are based on the assets of a Fund to which a Sub-Adviser is responsible for making investment decisions.

The following are the Sub-Advisers for the Growth Fund: Capital Guardian Trust Company, Seneca Capital Management, Sound Shore Management, Inc., and Wellington Management Company LLP.

The following are the Sub-Advisers for the Income Fund: Standish Mellon Asset Management Company LLC and Tattersall Advisory Group.

The Trust has a Distribution Agreement with PFPC Distributors, Inc. (the "Distributor") to serve as the principal distributor of the Funds' shares. The Funds do not pay any fees to the Distributor in its capacity as principal distributor.


4.  PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the year ended June 30, 2001 were as follows:

--------------------------------------------------------------------------------
FUND                                             PURCHASES            SALES

--------------------------------------------------------------------------------

Growth Fund ...............................  $ 1,204,044,002    $ 1,154,711,484
Income Fund ...............................      699,259,349        732,820,484
Balanced Growth Fund ......................       86,042,594         55,227,932
Balanced Income Fund ......................       24,860,029         23,022,796
--------------------------------------------------------------------------------

The cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended June 30, 2001 were as follows:

--------------------------------------------------------------------------------
FUND                                             PURCHASES            SALES

--------------------------------------------------------------------------------

Income Fund ...............................  $   381,642,050    $   351,534,477
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                                  JUNE 30, 2001

At June 30, 2001, the aggregate cost of investments, gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) for federal tax purposes (which approximates book) was as follows:


---------------------------------------------------------------------------------------------------------
                                                           GROSS            GROSS         NET UNREALIZED
                                                        UNREALIZED       UNREALIZED        APPRECIATION/
FUND                                    COST           APPRECIATION     DEPRECIATION      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Growth Fund .....................   $912,554,887       $52,039,478      $147,636,763       $(95,597,285)
Income Fund .....................    574,322,830         8,932,150         8,982,634            (50,484)
Balanced Growth Fund ............    334,104,851                --        20,006,262        (20,006,262)
Balanced Income Fund ............    121,035,068                --         5,004,516         (5,004,516)
---------------------------------------------------------------------------------------------------------


5.  FORWARD FOREIGN CURRENCY CONTRACTS

The Growth Fund had the following open forward foreign cross currency contracts as of June 30, 2001:



---------------------------------------------------------------------------------------------------------
                                                                  SETTLEMENT         NET UNREALIZED
CONTRACTS TO RECEIVE                IN EXCHANGE FOR                  DATE      APPRECIATION/(DEPRECIATION)
---------------------------------------------------------------------------------------------------------

EUR       1,156,126                 GBP         737,493             07/26/2001       $  (58,370)
GBP         737,493                 EUR       1,176,600             07/26/2001           41,027
---------------------------------------------------------------------------------------------------------
                                                                                     $  (17,343)
=========================================================================================================


The Income Fund had the following open forward foreign currency contracts as of June 30, 2001:


---------------------------------------------------------------------------------------------------------
                                                                  SETTLEMENT         NET UNREALIZED
CONTRACTS TO RECEIVE                IN EXCHANGE FOR                  DATE      APPRECIATION/(DEPRECIATION)
---------------------------------------------------------------------------------------------------------

ARS          207,956                USD          195,561            12/03/2001       $     (439)
ARS        1,744,915                USD        1,784,065            04/17/2002          191,739
EUR          281,000                USD          237,913            08/22/2001           (4,328)
EUR        1,760,000                USD        1,489,481            09/19/2001           (8,579)
HKD        4,971,316                USD          637,450            08/13/2001             (593)
MXN        2,264,535                USD          250,087            06/23/2003           73,858
PLN        1,529,500                USD          377,593            08/03/2001           61,123
THB       12,845,700                USD          283,256            07/27/2001          (18,712)
USD          195,561                ARS          207,956            12/03/2001            5,751
USD        1,784,065                ARS        1,744,915            04/17/2002         (211,505)
USD          237,913                EUR          281,000            08/22/2001           36,309
USD        2,425,484                EUR        2,866,000            09/19/2001            6,919
USD          637,450                HKD        4,971,316            08/13/2001           (8,063)
USD            4,367                JPY          540,000            09/19/2001               70
USD          250,087                MXN        2,264,535            06/23/2003          (64,088)
USD          377,593                PLN        1,529,500            08/03/2001          (81,809)
USD          283,256                THB       12,845,700            07/27/2001           31,744
---------------------------------------------------------------------------------------------------------
                                                                                     $    9,397
=========================================================================================================



6.  SHARES OF BENEFICIAL INTEREST

The Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. The Fund currently offers a single class of shares. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                                  JUNE 30, 2001

declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.


                                                     YEAR ENDED                      YEAR ENDED
                                                     06/30/2001                      06/30/2000
---------------------------------------------------------------------------------------------------------
                                              SHARES          AMOUNT           SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------

GROWTH FUND:
Sold ....................................    4,606,919     $146,627,831       2,049,892    $ 86,622,044
Conversion proceeds from
   Presbyterian Growth Common Trust                 --               --      21,214,324     865,685,430
Issued as reinvestment of dividends .....    3,990,740      123,912,479          51,882       2,155,413
Redeemed ................................   (2,194,104)     (74,925,564)     (1,804,300)    (75,803,425)
---------------------------------------------------------------------------------------------------------
Net increase ............................    6,403,555     $195,614,746      21,511,798    $878,659,462
=========================================================================================================

                                                     YEAR ENDED                      YEAR ENDED
                                                     06/30/2001                      06/30/2000
---------------------------------------------------------------------------------------------------------
                                              SHARES          AMOUNT           SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------

INCOME FUND:
Sold ....................................    2,453,849     $ 60,918,445       2,427,427    $ 59,462,887
Conversion proceeds from
   Presbyterian Fixed Income Common Trust          --              --        23,310,788     571,501,884
Issued as reinvestment of dividends .....       60,422        1,492,431          63,189       1,527,146
Redeemed ................................   (3,920,723)     (97,745,047)     (1,874,820)    (45,029,138)
---------------------------------------------------------------------------------------------------------
Net increase/(decrease) .................   (1,406,452)    $(35,334,171)     23,926,584    $587,462,779
=========================================================================================================

                                                     YEAR ENDED                      YEAR ENDED
                                                     06/30/2001                      06/30/2000
---------------------------------------------------------------------------------------------------------
                                              SHARES          AMOUNT           SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------

BALANCED GROWTH FUND:
Sold ....................................      427,093    $  37,327,078         537,929   $  48,598,046
Conversion proceeds from
   Presbyterian Balanced Growth
     Common Trust .......................           --               --       3,470,356     314,086,094
Issued as reinvestment of dividends .....      240,875       20,316,785         106,678       9,754,793
Redeemed ................................     (561,757)     (48,434,208)       (377,673)    (34,190,476)
---------------------------------------------------------------------------------------------------------
Net increase ............................      106,211    $   9,209,655       3,737,290    $338,248,457
=========================================================================================================

                                                     YEAR ENDED                      YEAR ENDED
                                                     06/30/2001                      06/30/2000
---------------------------------------------------------------------------------------------------------
                                              SHARES          AMOUNT           SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------

BALANCED INCOME FUND:
Sold ....................................      606,110      $11,986,607         688,822   $  13,723,452
Conversion proceeds from
   Presbyterian Balanced Income
     Common Trust .......................           --               --       6,112,598     123,173,316
Issued as reinvestment of dividends .....      310,251        5,953,820         197,243       3,938,117
Redeemed ................................     (982,269)     (19,412,449)       (760,611)    (15,142,045)
---------------------------------------------------------------------------------------------------------
Net increase/(decrease) .................      (65,908)     $(1,472,022)      6,238,052    $125,692,840
=========================================================================================================

                                                                              43

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                                  JUNE 30, 2001

7.  NEW COVENANT TRUST CONVERSION

On July 1, 1999, the Presbyterian Growth Common Trust, Presbyterian Fixed Income Common Trust, Presbyterian Balanced Growth Trust and Presbyterian Balanced Income Trust converted 100% of their assets into the New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund, respectively. The net assets immediately before the tax-free conversion, unrealized gain/(loss) included in that amount and the number of shares issued at the time of the conversion were as follows:


-------------------------------------------------------------------------------------------------------
                                                      NET ASSETS         UNREALIZED
                                                  PRIOR TO CONVERSION    GAIN/(LOSS)     SHARES ISSUED
-------------------------------------------------------------------------------------------------------
Presbyterian Growth Common Trust                     $865,685,430       $189,158,439      21,214,324
Presbyterian Fixed Income Common Trust                571,501,884        (16,504,192)     23,310,788
Presbyterian Balanced Growth Common Trust             314,086,094         39,603,034       3,470,356
Presbyterian Balanced Income Common Trust             123,173,316          8,450,648       6,112,598
-------------------------------------------------------------------------------------------------------


8.  RISK FACTORS

The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars, and possible political instability which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities", however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risk. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                                  JUNE 30, 2001

rates rise. While less sensitive to changing interest rates than investment-grade debt, lower-rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

9.  FEDERAL INCOME TAXES

Permanent differences incurred during the year ended June 30, 2001, resulting from differences in book and tax accounting have been reclassified at year end to undistributed net investment income, accumulated realized gain/(loss) and paid-in capital as follows:


----------------------------------------------------------------------------------------------------------
                                           INCREASE/(DECREASE)  INCREASE/(DECREASE)   INCREASE/(DECREASE)
                                                 PAID-IN         UNDISTRIBUTED NET        ACCUMULATED
                                                 CAPITAL         INVESTMENT INCOME   REALIZED GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------

Growth Fund                                    $552,955            $ 1,417,614             $(1,970,569)
Income Fund                                      12,460                 34,101                 (46,561)
Balanced Growth Fund                              8,163             12,715,475             (12,723,638)
Balanced Income Fund                              4,296              2,710,708              (2,715,004)
----------------------------------------------------------------------------------------------------------

As of June 30, 2001, the Fund had available for federal tax purposes unused capital loss carryforwards as follows:

----------------------------------------------------------------------------------------------------------
                                                   LOSSES DEFERRED       YEAR OF EXPIRATION
----------------------------------------------------------------------------------------------------------
Income Fund                                          $6,329,680                 2008
                                                      3,790,375                 2009


REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                                  JUNE 30, 2001

To the Shareholders and Board of Trustees

New Covenant Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund (the "Funds") as of June 30, 2001, and the related statements of operations, changes in net assets, and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2001, the results of their operations, changes in their net assets, and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                         /S/ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 10, 2001

                                                     TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2001

The information set forth below is for the Funds' fiscal year as required by Federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2002. Please consult your tax advisor for proper treatment of this information.

Pursuant to Internal Revenue Code Section 852(b)(3), the amounts of long-term capital gains designated for the fiscal year ended June 30, 2001 were as follows:


Growth Fund ...................................................   $150,958,019

Income Fund ...................................................   $         --

Balanced Growth Fund ..........................................   $ 30,550,247

Balanced Income Fund ..........................................   $  6,941,697

                       This page intentionally left blank.

   This report is authorized for distribution only if preceded or accompanied by a current prospectus. Shares of New Covenant Funds are distributed by PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406.

                                [GRAPHIC OMITTED]
                                     PILLARS

   NEW COVENANT FUNDS
   200 East Twelfth Street, Suite C
   Jeffersonville, IN 47130






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